Portfolio of Investments
Touchstone Active Bond Fund – December 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 40.3%
	Financials — 10.8%
$ 1,123,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 1,039,918
1,107,000	American Express Co., 5.282%, 7/27/29	1,131,099
1,101,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,167,957
905,000	Ares Capital Corp., 3.250%, 7/15/25	865,911
897,000	Bank of America Corp., 2.687%, 4/22/32	758,732
647,000	Bank of America Corp., 3.705%, 4/24/28	618,327
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	713,447
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	915,250
1,395,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,071,222
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,052,570
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	488,254
572,000	Capital One Financial Corp., 7.149%, 10/29/27	594,079
565,000	Citigroup, Inc., 3.200%, 10/21/26	539,174
550,000	Citigroup, Inc., 6.174%, 5/25/34	570,145
883,000	Citizens Bank NA, 4.575%, 8/9/28	838,930
888,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	813,395
1,172,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.211%, 2/15/27(A)	1,116,353
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	866,924
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	434,080
461,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	394,989
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	953,215
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	788,210
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	891,394
813,000	Morgan Stanley, 3.950%, 4/23/27	789,629
705,000	Morgan Stanley, 5.297%, 4/20/37	687,319
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	792,079
835,000	Northern Trust Corp., 6.125%, 11/2/32	898,242
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	821,437
1,457,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.209%, 6/1/28(A)	1,355,351
940,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	959,709
1,625,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.311%, 5/15/27(A)	1,526,794
684,000	US Bancorp, 4.967%, 7/22/33	649,501
		27,103,636
	Consumer Discretionary — 4.3%
1,050,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	854,634
936,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	893,806
964,000	Brunswick Corp., 4.400%, 9/15/32	880,145
616,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	606,008
1,550,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,321,919
383,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	392,657
200,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	170,897
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	539,320
637,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	654,535
953,000	Lowe's Cos., Inc., 4.500%, 4/15/30	948,810
604,000	Mattel, Inc., 5.450%, 11/1/41	541,115
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	930,460
1,142,000	Toyota Motor Corp. (Japan), 5.118%, 7/13/28	1,182,440
1,081,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	932,748
		10,849,494
	Industrials — 3.9%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	915,917
559,000	Boeing Co. (The), 5.805%, 5/1/50	581,198
Principal Amount		Market Value

	Industrials — 3.9% (Continued)
$ 853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	$ 930,799
200,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	189,506
547,000	Carrier Global Corp., 3.577%, 4/5/50	428,256
200,000	Cemex SAB de CV (Mexico), 144a, 9.125%(B)	212,959
320,000	DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/28	294,250
771,000	FedEx Corp., 5.100%, 1/15/44	749,320
200,000	IHS Holding Ltd. (Nigeria), 5.625%, 11/29/26	173,548
842,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	755,586
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	668,710
594,000	Roper Technologies, Inc., 2.950%, 9/15/29	544,884
1,110,000	Waste Management, Inc., 4.875%, 2/15/34	1,134,283
1,574,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,463,869
570,000	WestRock MWV LLC, 8.200%, 1/15/30	657,225
		9,700,310
	Utilities — 3.8%
1,297,000	CMS Energy Corp., 4.750%, 6/1/50	1,171,101
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	526,003
614,000	Edison International, 4.125%, 3/15/28	593,310
1,213,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,123,910
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 6.350%, 8/10/28	194,279
1,075,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	1,041,864
250,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	237,187
230,573	Mong Duong Finance Holdings BV (Vietnam), 5.125%, 5/7/29	213,563
1,071,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.659%, 10/1/66(A)	968,947
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	652,453
1,054,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	730,234
738,000	PacifiCorp., 5.750%, 4/1/37	755,820
1,453,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.754%, 5/15/67(A)	1,299,713
		9,508,384
	Health Care — 3.5%
692,000	AbbVie, Inc., 4.450%, 5/14/46	637,536
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	629,300
910,000	Amgen, Inc., 5.150%, 3/2/28	930,989
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	613,240
723,000	CommonSpirit Health, 4.187%, 10/1/49	611,746
661,000	CVS Health Corp., 5.125%, 7/20/45	627,353
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	735,653
795,000	Elevance Health, Inc., 4.750%, 2/15/33	796,318
899,000	HCA, Inc., 5.375%, 9/1/26	903,605
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	750,967
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	776,602
922,000	Viatris, Inc., 2.700%, 6/22/30	780,134
		8,793,443
	Energy — 3.4%
660,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	686,809
234,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	221,407
1,138,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,109,508
564,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	560,715
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,158,914
70,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	69,355
200,000	Energo-Pro AS (Czechia), 8.500%, 2/4/27	195,914

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.3% (Continued)
	Energy — 3.4% (Continued)
$ 150,000	Heritage Petroleum Co. Ltd. (Trinidad and Tobago), 144a, 9.000%, 8/12/29	$ 157,575
575,729	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	451,228
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	952,183
689,000	MPLX LP, 4.950%, 3/14/52	615,332
834,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	927,597
529,000	Occidental Petroleum Corp., 7.950%, 6/15/39	616,285
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	71,414
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	61,250
375,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	287,682
401,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	285,134
100,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	89,477
		8,517,779
	Information Technology — 2.8%
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,190,394
1,188,000	Broadcom, Inc., 4.150%, 11/15/30	1,136,397
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	961,066
1,011,000	Microchip Technology, Inc., 0.983%, 9/1/24	979,519
566,000	Micron Technology, Inc., 2.703%, 4/15/32	476,122
236,000	Micron Technology, Inc., 6.750%, 11/1/29	255,316
1,482,000	Microsoft Corp., 2.525%, 6/1/50	1,016,904
332,000	Oracle Corp., 3.600%, 4/1/40	265,765
266,000	Oracle Corp., 4.300%, 7/8/34	249,058
540,000	Visa, Inc., 4.150%, 12/14/35	529,931
		7,060,472
	Consumer Staples — 2.6%
617,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	605,148
842,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	792,963
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	153,500
548,000	J M Smucker Co. (The), 6.500%, 11/15/53	634,943
1,239,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.500%, 1/15/27	1,140,964
393,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	292,655
536,000	Kroger Co. (The), 5.000%, 4/15/42	504,019
795,000	Mars, Inc., 144a, 3.875%, 4/1/39	698,672
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,179,820
568,000	Starbucks Corp., 3.350%, 3/12/50	425,727
137,822	TransJamaican Highway Ltd. (Jamaica), 5.750%, 10/10/36	120,594
		6,549,005
	Real Estate — 2.1%
837,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	796,189
931,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	913,226
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	936,419
460,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	391,378
200,000	Logan Group Co. Ltd. (China), 5.250%, 2/23/23	13,000
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	584,554
585,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	601,662
374,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	283,781
116,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	91,204
635,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	587,199
		5,198,612
Principal Amount		Market Value

	Communication Services — 2.0%
$ 536,000	AT&T, Inc., 4.500%, 5/15/35	$ 508,761
1,002,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	916,005
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	593,551
673,000	Comcast Corp., 4.000%, 3/1/48	567,178
328,000	Paramount Global, 4.200%, 5/19/32	293,487
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	940,560
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	501,582
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	618,987
		4,940,111
	Materials — 1.1%
100,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	77,302
200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	113,000
588,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	456,465
321,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	222,413
907,000	Celanese US Holdings LLC, 6.165%, 7/15/27	929,966
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	627,496
200,000	Stillwater Mining Co. (South Africa), 144a, 4.500%, 11/16/29	157,930
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	205,960
		2,790,532
	Total Corporate Bonds	$101,011,778
	U.S. Treasury Obligations — 19.2%
560,000	U.S. Treasury Bond, 1.750%, 8/15/41	391,059
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,519,102
3,535,000	U.S. Treasury Bond, 2.375%, 2/15/42	2,723,055
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,384,270
2,425,000	U.S. Treasury Bond, 4.000%, 11/15/42	2,365,322
555,000	U.S. Treasury Bond, 4.000%, 11/15/52	550,166
700,000	U.S. Treasury Bond, 4.125%, 8/15/53	710,938
3,055,000	U.S. Treasury Note, 3.375%, 5/15/33	2,938,051
1,665,000	U.S. Treasury Note, 3.500%, 2/15/33	1,617,782
5,295,000	U.S. Treasury Note, 3.625%, 5/31/28	5,243,498
5,115,000	U.S. Treasury Note, 3.875%, 8/15/33	5,118,996
5,370,000	U.S. Treasury Note, 4.000%, 2/29/28	5,392,025
13,355,000	U.S. Treasury Note, 4.375%, 11/30/28	13,679,485
4,460,000	U.S. Treasury Note, 4.875%, 11/30/25	4,507,213
	Total U.S. Treasury Obligations	$48,140,962
	Commercial Mortgage-Backed Securities — 8.3%
1,000,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (TSFR1M + 1.497%), 6.859%, 9/15/32(A)	984,717
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	479,055
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	826,542
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,061,455
930,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	773,762
2,745,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,336,540
720,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(C)	621,230
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (TSFR1M + 2.064%), 7.426%, 2/15/29(A)	996,838

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.3% (Continued)
$ 830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	$ 716,534
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,371,089
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(C)	438,445
583,235	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	562,566
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.246%, 2/10/37(A)(C)	670,028
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	1,463,520
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,117,392
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.926%, 10/15/36(A)	724,792
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(C)	466,928
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	695,045
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.679%, 11/15/35(A)	1,140,330
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,146,701
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,132,355
	Total Commercial Mortgage-Backed Securities	$20,725,864
	U.S. Government Mortgage-Backed Obligations — 7.3%
45,667	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 5.238%, 4/1/37(A)	45,609
6,056	FHLMC, Pool #A12886, 5.000%, 8/1/33	6,169
42,859	FHLMC, Pool #A13842, 6.000%, 9/1/33	44,491
3,750	FHLMC, Pool #A21415, 5.000%, 5/1/34	3,820
8,971	FHLMC, Pool #A35682, 5.000%, 7/1/35	9,090
3,855	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,907
17,763	FHLMC, Pool #A46590, 5.000%, 8/1/35	18,095
1,963	FHLMC, Pool #A64971, 5.500%, 8/1/37	2,026
1,350,360	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,320,384
35,982	FHLMC, Pool #A96485, 4.500%, 1/1/41	36,027
232,957	FHLMC, Pool #A97897, 4.500%, 4/1/41	233,249
10,335	FHLMC, Pool #C62740, 7.000%, 1/1/32	10,675
7,364	FHLMC, Pool #C72254, 6.500%, 7/1/32	7,747
8,196	FHLMC, Pool #C90986, 7.000%, 6/1/26	8,465
6,746	FHLMC, Pool #G02184, 5.000%, 4/1/36	6,872
1,214,535	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,215,678
106,876	FHLMC, Pool #G05733, 5.000%, 11/1/39	108,880
14,253	FHLMC, Pool #J13584, 3.500%, 11/1/25	14,028
823,892	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	799,762
775,718	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	768,610
4,523	FNMA, Pool #255628, 5.500%, 2/1/25	4,543
1,758	FNMA, Pool #426830, 8.000%, 11/1/24	1,753
2,603	FNMA, Pool #540040, 7.500%, 6/1/28	2,596
6,386	FNMA, Pool #561741, 7.500%, 1/1/31	6,524
11,910	FNMA, Pool #640291, 7.000%, 8/1/32	12,288
11,395	FNMA, Pool #670402, 6.500%, 6/1/32	11,851
68,465	FNMA, Pool #745257, 6.000%, 1/1/36	71,569
44,840	FNMA, Pool #748895, 6.000%, 12/1/33	44,639
7,532	FNMA, Pool #758564, 6.000%, 9/1/24	7,654
30,487	FNMA, Pool #810049, 5.500%, 3/1/35	31,421
21,945	FNMA, Pool #819297, 6.000%, 9/1/35	22,938
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.3% (Continued)
$ 456,474	FNMA, Pool #881279, 5.000%, 11/1/36	$ 464,360
14,601	FNMA, Pool #889060, 6.000%, 1/1/38	15,637
33,494	FNMA, Pool #889061, 6.000%, 1/1/38	35,014
1,040	FNMA, Pool #895657, 6.500%, 8/1/36	1,044
56,264	FNMA, Pool #905049, 5.500%, 11/1/36	57,991
154,347	FNMA, Pool #928553, 5.500%, 8/1/37	159,082
108,832	FNMA, Pool #931535, 5.500%, 7/1/39	108,423
81,929	FNMA, Pool #AA3467, 4.500%, 4/1/39	81,848
133,827	FNMA, Pool #AA4584, 4.500%, 4/1/39	133,694
31,062	FNMA, Pool #AB1800, 4.000%, 11/1/40	30,330
26,714	FNMA, Pool #AB2452, 4.000%, 3/1/26	26,230
5,078	FNMA, Pool #AD3775, 4.500%, 3/1/25	5,050
22,954	FNMA, Pool #AD6193, 5.000%, 6/1/40	23,040
45,652	FNMA, Pool #AE1568, 4.000%, 9/1/40	44,577
235,844	FNMA, Pool #AE2497, 4.500%, 9/1/40	235,803
28,533	FNMA, Pool #AE5441, 5.000%, 10/1/40	28,999
74,206	FNMA, Pool #AH1135, 5.000%, 1/1/41	75,488
17,935	FNMA, Pool #AH3671, 4.000%, 2/1/26	17,611
242,174	FNMA, Pool #AH6622, 4.000%, 3/1/41	236,319
233,188	FNMA, Pool #AL0150, 4.000%, 2/1/41	227,695
39,084	FNMA, Pool #AL0211, 5.000%, 4/1/41	39,743
275,042	FNMA, Pool #AS0779, 4.000%, 10/1/43	267,878
1,932,898	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,583,245
1,347,151	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,217,256
1,299,262	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,119,581
1,987,878	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,641,466
955,595	FNMA, Pool #FM8360, 2.500%, 8/1/51	822,049
960,040	FNMA, Pool #FM8361, 2.500%, 8/1/51	823,691
1,107,781	FNMA, Pool #FM9905, 2.500%, 12/1/51	943,068
992,667	FNMA, Pool #FM9907, 2.500%, 12/1/51	845,666
782,143	FNMA, Pool #FS2906, 5.000%, 9/1/52	776,607
835,784	FNMA, Pool #MA4128, 2.000%, 9/1/40	719,761
572,817	GNMA, Pool #4424, 5.000%, 4/20/39	584,034
	Total U.S. Government Mortgage-Backed Obligations	$18,273,640
	Non-Agency Collateralized Mortgage Obligations — 6.7%
1,010	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.820%, 3/25/35(A)(C)	985
1,047,739	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(C)	976,442
1,632,840	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.644%, 10/25/45(A)(C)	1,518,925
366,146	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.544%, 8/25/43(A)(C)	335,234
428,722	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.643%, 11/25/44(A)(C)	406,234
744,431	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.900%, 1/25/45(A)(C)	703,280
826,544	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.887%, 2/25/45(A)(C)	765,741
699,093	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.771%, 12/25/44(A)(C)	659,550
1,091,289	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	1,037,503
1,159,951	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.576%, 2/25/48(A)(C)	1,007,797
26,193	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(C)	24,379
288,049	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(C)	239,906

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.7% (Continued)
$ 15,223	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 4.610%, 2/25/35(A)(C)	$ 14,606
5,317	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 4.794%, 4/25/35(A)(C)	5,337
15,784	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.856%, 6/25/36(A)(C)	11,375
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 6.896%, 1/25/45(A)(C)	363,120
1,483,982	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.450%, 1/25/47(A)(C)	1,324,975
217,160	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 3.993%, 10/25/49(A)(C)	202,506
1,179,842	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(C)	967,102
15,537	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	14,349
768,887	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(C)	637,575
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.975%, 4/25/57(A)(C)	1,015,027
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	803,348
135,589	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	58,358
98,382	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.532%, 8/25/43(A)(C)	93,560
101,080	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.494%, 5/25/43(A)(C)	95,870
546,650	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(C)	482,283
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.857%, 10/25/56(A)(C)	893,191
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.635%, 6/25/57(A)(C)	666,524
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(C)	701,210
896,901	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(C)	842,275
41,017	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	35,577
	Total Non-Agency Collateralized Mortgage Obligations	$16,904,144
	Agency Collateralized Mortgage Obligations — 6.5%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,466,890
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,113,753
84,495	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	86,151
8,912	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	8,379
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,130,221
319,109	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	296,221
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,429,957
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,890,951
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,100,070
36,166	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 5.702%, 8/25/44(A)	35,792
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 6.5% (Continued)
$ 644,694	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	$ 642,028
3,802,846	GNMA, Ser 2012-147, Class IO, 0.546%, 4/16/54(A)(C)(D)	40,104
1,429,816	GNMA, Ser 2016-113, Class IO, 1.182%, 2/16/58(A)(C)(D)	74,872
7,871,522	GNMA, Ser 2016-140, Class IO, 0.742%, 5/16/58(A)(C)(D)	263,239
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,311,826
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,056,084
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,352,237
	Total Agency Collateralized Mortgage Obligations	$16,298,775
	Asset-Backed Securities — 5.6%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 7.305%, 4/15/34(A)	1,092,764
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (TSFR3M + 1.392%), 6.794%, 10/17/34(A)	999,268
944,425	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	872,894
1,032	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(C)	1,026
1,309,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,134,275
1,249,500	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,069,116
92,142	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(C)	96,288
3,790	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(C)	3,796
1,109,750	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,021,230
962,725	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	911,832
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.358%, 10/19/34(A)	1,420,038
363,732	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	362,235
1,170,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,015,720
23,807	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	23,197
1,105,313	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,024,413
856,375	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	777,493
950,000	Trimaran Cavu Ltd. (Cayman Islands), Ser 2019-1A, Class C2, 144a, 5.539%, 7/20/32	911,227
1,559,999	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,303,326
	Total Asset-Backed Securities	$14,040,138
	Sovereign Government Obligations — 2.2%
200,000	Angolan Government International Bond, 144a, 8.750%, 4/14/32	175,597
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	4,781
242,500	Argentine Republic Government International Bond, 3.625%, 7/9/35(A)(C)	82,769
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	336,160

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 2.2% (Continued)
$ 100,000	Bahamas Government International Bond, 144a, 8.950%, 10/15/32	$ 93,816
50,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	36,739
697,000	Chile Government International Bond, 3.100%, 1/22/61	467,136
375,000	Colombia Government International Bond, 3.250%, 4/22/32	297,630
200,000	Colombia Government International Bond, 4.125%, 5/15/51	132,713
200,000	Costa Rica Government International Bond, 144a, 7.300%, 11/13/54	217,000
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	150,322
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	99,375
38,775	Ecuador Government International Bond, 144a, 2.500%, 7/31/40(A)(C)	12,214
45,885	Ecuador Government International Bond, 144a, 3.500%, 7/31/35(A)(C)	16,305
471,050	Ecuador Government International Bond, 144a, 6.000%, 7/31/30(A)(C)	217,771
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	153,740
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	122,473
25,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	22,024
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	77,750
585,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	252,840
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	85,776
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	189,200
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	11,964
878,000	Mexico Government International Bond, 3.771%, 5/24/61	594,709
200,000	Morocco Government International Bond, 144a, 5.500%, 12/11/42	181,500
200,000	Nigeria Government International Bond, 8.250%, 9/28/51	163,940
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	187,287
200,000	Papua New Guinea Government International Bond, 8.375%, 10/4/28	189,800
100,000	Paraguay Government International Bond, 5.400%, 3/30/50	88,800
200,000	Paraguay Government International Bond, 144a, 5.850%, 8/21/33	203,161
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	159,440
200,000	Romanian Government International Bond, 7.125%, 1/17/33	215,348
250,000	Serbia International Bond, 144a, 6.250%, 5/26/28	255,625
200,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	101,996
200,000	Ukraine Government International Bond, 7.750%, 9/1/28*	54,919
	Total Sovereign Government Obligations	$5,652,620
Shares		MarketValue
	Short-Term Investment Fund — 2.7%
6,815,372	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	$ 6,815,372
	Total Investment Securities—98.8% (Cost $264,545,621)	$247,863,293
	Other Assets in Excess of Liabilities — 1.2%	3,046,328
	Net Assets — 100.0%	$250,909,621
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2023.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD LIBOR Consumer Cash Fallbacks Term One year
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $62,509,594 or 24.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Active Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$101,011,778	$—	$101,011,778
U.S. Treasury Obligations	—	48,140,962	—	48,140,962
Commercial Mortgage-Backed Securities	—	20,725,864	—	20,725,864
U.S. Government Mortgage-Backed Obligations	—	18,273,640	—	18,273,640
Non-Agency Collateralized Mortgage Obligations	—	16,904,144	—	16,904,144
Agency Collateralized Mortgage Obligations	—	16,298,775	—	16,298,775
Asset-Backed Securities	—	14,040,138	—	14,040,138
Sovereign Government Obligations	—	5,652,620	—	5,652,620
Short-Term Investment Fund	6,815,372	—	—	6,815,372
Other Financial Instruments
Futures
Interest rate contracts	152,464	—	—	152,464
Total Assets	$6,967,836	$241,047,921	$—	$248,015,757
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(601,685)	$—	$(601,685)
Futures
Interest rate contracts	(1,005,468)	—	—	(1,005,468)
Total Liabilities	$(1,005,468)	$(601,685)	$—	$(1,607,153)
Total	$5,962,368	$240,446,236	$—	$246,408,604

Touchstone Active Bond Fund (Unaudited) (Continued)
Futures Contracts
At December 31, 2023, $564,557 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	3/19/2024	105	$14,027,344	$(1,005,468)
Long Futures:
5 Year U.S. Treasury Note	3/28/2024	143	15,554,602	66,649
2-Year U.S. Treasury Note	3/28/2024	242	49,831,203	85,815
				$(853,004)
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$10,112,850	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(589,911)	$11,774	$(601,685)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – December 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 78.4%
	Communication Services — 12.2%
$ 2,317,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 2,098,953
3,521,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	2,280,267
3,430,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	2,897,804
72,000	Belo Corp., 7.250%, 9/15/27	72,394
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	589,976
199,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	190,470
2,085,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	1,879,708
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	443,909
333,000	CommScope Technologies LLC, 144a, 6.000%, 6/15/25	271,395
670,000	CommScope, Inc., 144a, 8.250%, 3/1/27	353,760
1,254,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	1,117,916
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	149,623
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	57,461
315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	189,771
3,469,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	2,159,453
2,891,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	144,550
1,000,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	50,000
933,000	DISH DBS Corp., 5.875%, 11/15/24	874,933
496,000	DISH DBS Corp., 7.750%, 7/1/26	345,469
415,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	377,373
428,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	324,227
1,766,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	1,329,818
600,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	252,000
273,000	Level 3 Financing, Inc., 144a, 4.250%, 7/1/28	135,135
4,096,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27(A)	2,457,600
3,065,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	2,824,484
3,242,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	2,867,322
1,800,000	Sirius XM Radio, Inc., 144a, 3.125%, 9/1/26	1,692,038
749,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	666,441
526,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	507,754
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	232,039
750,000	Summer BC Holdco B SARL (Luxembourg), 144a, 5.750%, 10/31/26	792,471
1,083,472	Summer BidCo BV (Netherlands), 144a, 9.000%, 11/15/25(B)	1,186,396
3,012,000	TEGNA, Inc., 4.625%, 3/15/28	2,813,419
350,000	Tele Columbus AG (Germany), 144a, 3.875%, 5/2/25	244,580
1,200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,122,000
3,545,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	2,218,957
1,036,000	Univision Communications, Inc., 144a, 4.500%, 5/1/29	927,011
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	298,305
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	116,629
1,090,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	1,023,727
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	349,258
725,000	VZ Secured Financing BV (Netherlands), 144a, 5.000%, 1/15/32	616,967
Principal Amount		Market Value

	Communication Services — 12.2% (Continued)
$ 3,427,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	$ 2,747,926
881,000	Ziggo Bond Co. BV (Netherlands), 144a, 6.000%, 1/15/27	857,441
		45,149,130
	Energy — 12.1%
783,000	Antero Resources Corp., 144a, 5.375%, 3/1/30	750,419
2,218,000	Apache Corp., 5.100%, 9/1/40(A)	1,900,405
2,138,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	2,105,930
111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	103,089
2,527,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	2,544,689
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	188,031
1,583,000	Callon Petroleum Co., 144a, 7.500%, 6/15/30†	1,596,725
250,000	Callon Petroleum Co., 144a, 8.000%, 8/1/28	255,540
2,560,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,181,282
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	216,927
382,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	364,601
2,741,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	2,732,040
680,000	Cullinan Holdco Scsp (Luxembourg), 144a, 4.625%, 10/15/26	583,658
928,000	EnLink Midstream LLC, 5.375%, 6/1/29	908,103
2,762,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	1,360,232
3,277,000	EQM Midstream Partners LP, 6.500%, 7/15/48	3,349,976
2,989,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	2,644,189
2,552,000	Moss Creek Resources Holdings, Inc., 144a, 7.500%, 1/15/26	2,545,813
36,000	Moss Creek Resources Holdings, Inc., 144a, 10.500%, 5/15/27	36,924
2,768,000	New Fortress Energy, Inc., 144a, 6.500%, 9/30/26	2,657,874
855,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	849,458
2,468,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	2,332,916
1,829,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144a, 12.000%, 10/15/26	1,764,985
1,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	1,653,971
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	965,349
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,505,136
3,621,000	Transocean, Inc., 6.800%, 3/15/38	2,902,431
914,000	Transocean, Inc., 144a, 7.250%, 11/1/25	900,290
144,000	Transocean, Inc., 144a, 11.500%, 1/30/27	150,480
1,804,000	Western Midstream Operating LP, 5.250%, 2/1/50	1,618,090
		44,669,553
	Consumer Discretionary — 11.1%
1,045,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	1,009,611
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	455,880
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,166,598
804,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	714,959
1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	994,403
1,750,000	Bath & Body Works, Inc., 6.750%, 7/1/36	1,763,412
1,711,000	Bath & Body Works, Inc., 6.875%, 11/1/35	1,732,694
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	95,594
1,882,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	1,697,084
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	799,541

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 78.4% (Continued)
	Consumer Discretionary — 11.1% (Continued)
$ 957,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	$ 981,285
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	126,100
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	839,893
1,227,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	1,228,482
1,877,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30	1,650,283
1,000,000	Ford Motor Co., 4.750%, 1/15/43	828,554
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	10,995
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	569,830
2,077,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	2,040,145
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27(A)	437,800
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	54,288
3,031,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	2,810,716
129,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	116,494
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,110,590
934,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27(A)	895,552
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,144,673
1,949,000	MGM Resorts International, 4.750%, 10/15/28	1,856,947
1,250,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	1,000,500
1,110,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.345%, 9/17/27	1,062,608
1,985,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	1,413,159
965,000	SRS Distribution, Inc., 144a, 6.000%, 12/1/29	899,772
512,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	499,167
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	194,541
3,164,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	2,642,491
2,373,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,289,945
759,000	Viking Cruises Ltd., 144a, 9.125%, 7/15/31	808,874
1,108,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	937,719
1,055,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144a, 5.250%, 5/15/27	1,026,415
		40,907,594
	Industrials — 9.4%
486,000	ARD Finance SA (Luxembourg), (##.###% PIK), 144a, 6.500%, 6/30/27(B)	227,050
750,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	582,052
2,567,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,992,170
1,162,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	1,130,072
1,000,000	BCP V Modular Services Finance II PLC (United Kingdom), 144a, 4.750%, 11/30/28	1,019,765
2,043,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,219,286
1,000,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	980,100
1,824,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	1,588,435
1,511,000	Emerald Debt Merger Sub LLC, 144a, 6.375%, 12/15/30	1,781,581
2,213,000	Emerald Debt Merger Sub LLC, 144a, 6.625%, 12/15/30	2,260,292
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	885,312
142,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	138,660
713,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	658,698
2,434,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	2,212,056
1,361,000	Madison IAQ LLC, 144a, 5.875%, 6/30/29	1,199,529
2,488,000	OI European Group BV, 144a, 4.750%, 2/15/30	2,327,020
Principal Amount		Market Value

	Industrials — 9.4% (Continued)
$ 51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	$ 51,002
1,294,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	1,304,664
1,150,000	SPX FLOW, Inc., 144a, 8.750%, 4/1/30	1,150,000
3,793,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,490,260
450,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	435,375
1,234,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 7.250%, 1/15/31	1,298,614
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	163,682
2,378,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	2,544,460
3,332,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	3,251,207
		34,891,342
	Financials — 7.6%
1,766,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	1,845,322
1,689,000	Ally Financial, Inc., 4.750%, 6/9/27	1,631,001
3,079,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	2,788,706
1,052,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 5.250%, 10/1/25	1,037,766
1,229,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	1,112,897
1,601,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,546,213
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	568,686
2,566,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	2,406,266
3,006,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	2,896,612
2,156,000	NFP Corp., 144a, 6.875%, 8/15/28	2,191,304
1,349,000	OneMain Finance Corp., 3.500%, 1/15/27	1,248,428
392,000	OneMain Finance Corp., 3.875%, 9/15/28	346,873
1,684,000	OneMain Finance Corp., 4.000%, 9/15/30	1,440,816
441,000	OneMain Finance Corp., 9.000%, 1/15/29	466,491
1,666,000	Owl Rock Capital Corp., 3.400%, 7/15/26	1,549,155
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,124,110
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	370,852
137,000	United Wholesale Mortgage LLC, 144a, 5.500%, 4/15/29	129,699
1,581,000	United Wholesale Mortgage LLC, 144a, 5.750%, 6/15/27	1,549,554
2,740,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	1,912,005
		28,162,756
	Materials — 6.4%
3,913,000	Ball Corp., 2.875%, 8/15/30	3,358,077
3,262,000	CF Industries, Inc., 5.150%, 3/15/34	3,233,190
229,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	201,012
2,277,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	2,168,878
3,416,000	Compass Minerals International, Inc., 144a, 6.750%, 12/1/27	3,381,840
1,087,000	First Quantum Minerals Ltd. (Canada), 144a, 7.500%, 4/1/25	1,038,538
2,223,000	First Quantum Minerals Ltd. (Zambia), 144a, 8.625%, 6/1/31	1,884,837
417,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	407,060
374,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	375,930
1,913,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	1,860,770
249,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	233,035
1,648,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,539,052

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 78.4% (Continued)
	Materials — 6.4% (Continued)
$ 2,233,000	Tronox, Inc., 144a, 4.625%, 3/15/29	$ 1,977,132
2,307,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	2,038,234
		23,697,585
	Consumer Staples — 5.3%
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	414,271
2,798,000	Korn Ferry, 144a, 4.625%, 12/15/27	2,696,387
3,076,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	2,838,736
2,923,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	2,610,093
1,893,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	1,758,123
185,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	171,011
2,960,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	2,903,048
1,331,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	1,261,828
2,761,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	2,312,337
3,504,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	2,750,640
		19,716,474
	Information Technology — 4.3%
2,565,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	2,234,756
2,057,000	Elastic NV, 144a, 4.125%, 7/15/29	1,888,834
2,275,000	Entegris Escrow Corp., 144a, 4.750%, 4/15/29	2,190,971
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29†	451,615
1,217,000	II-VI, Inc., 144a, 5.000%, 12/15/29	1,155,852
2,404,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	2,229,774
2,425,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	2,194,701
300,000	Picard Midco, Inc., 144a, 6.500%, 3/31/29	285,851
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	356,391
523,000	Seagate HDD Cayman, 3.375%, 7/15/31	391,345
2,627,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	2,356,382
		15,736,472
	Real Estate — 3.9%
3,038,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	2,734,200
40,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	38,780
999,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	938,922
512,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	431,028
1,136,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,132,666
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	306,007
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	638,091
1,820,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	1,723,766
1,105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,055,989
2,063,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	1,943,592
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,709,103
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,640,576
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	43,357
		14,336,077
	Health Care — 3.3%
1,078,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	1,034,859
4,477,000	Air Methods Corp., 144a, 8.000%, 5/15/25	61,559
769,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	731,137
Principal Amount		Market Value

	Health Care — 3.3% (Continued)
$ 1,602,000	CHS/Community Health Systems, Inc., 144a, 5.625%, 3/15/27	$ 1,488,624
953,000	HCA, Inc., 3.500%, 9/1/30	864,696
1,000,000	IQVIA, Inc., 144a, 2.875%, 6/15/28	1,050,201
721,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	534,272
509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	514,283
1,336,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	1,207,746
1,386,000	Medline Borrower LP, 144a, 5.250%, 10/1/29	1,306,128
2,506,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	2,371,123
1,236,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	1,117,162
		12,281,790
	Utilities — 2.8%
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	998,212
2,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	2,090,885
1,492,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	1,281,984
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	12,841
375,000	NRG Energy, Inc., 6.625%, 1/15/27	375,751
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	682,552
1,736,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	1,642,012
1,700,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	1,655,356
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,331,594
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	436,471
		10,507,658
	Total Corporate Bonds	$290,056,431
	Asset-Backed Securities — 9.1%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (TSFR3M + 6.462%), 11.864%, 10/17/34(C)	993,370
575,000	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(C)(D)	435,037
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(C)(D)	164,204
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 11.984%, 10/17/32(C)	1,202,692
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(C)(D)	342,588
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(C)(D)	569,500
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (TSFR3M + 6.762%), 12.177%, 10/20/34(C)	966,468
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (TSFR3M + 6.662%), 12.040%, 1/25/33(C)	967,910
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 7/20/34(C)(D)	473,302
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (TSFR3M + 6.872%), 12.284%, 7/23/34(C)	457,487
714,286	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class E, 144a, (TSFR3M + 6.602%), 11.995%, 7/15/33(C)	689,185
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(C)(D)	505,894
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2019-4A, Class DR, 144a, (TSFR3M + 6.862%), 12.255%, 10/15/34(C)	991,294
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(C)(D)	400,462

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 9.1% (Continued)
$ 1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (TSFR3M + 6.612%), 12.024%, 1/23/35(C)	$ 1,021,930
500,000	Dryden 106 CLO Ltd. (Cayman Islands), Ser 2022-106A, Class E, 144a, (TSFR3M + 8.870%), 14.264%, 10/15/35(C)	506,361
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (TSFR3M + 6.112%), 11.505%, 10/15/30(C)	230,440
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (TSFR3M + 5.462%), 10.841%, 5/15/31(C)	218,366
1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (TSFR3M + 6.762%), 12.177%, 10/20/34(C)	952,684
250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(C)(D)	151,449
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(C)(D)	436,420
250,000	Elmwood CLO 22 Ltd. (Cayman Islands), Ser 2023-1A, Class E, 144a, (TSFR3M + 7.650%), 13.053%, 4/17/36(C)	252,890
250,000	Elmwood CLO 23 Ltd. (Cayman Islands), Ser 2023-2A, Class E, 144a, (TSFR3M + 8.000%), 13.394%, 4/16/36(C)	253,513
555,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class E, 144a, (TSFR3M +7.570%), 12.914%, 12/11/33(C)	554,126
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 12/11/33(C)(D)	1,695,186
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (TSFR3M + 8.262%), 13.677%, 1/20/34(C)	244,903
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(C)(D)	454,409
1,000,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (TSFR3M + 5.662%), 11.055%, 7/15/30(C)	954,738
1,000,000	ICG US CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/17/34(C)(D)	404,183
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(C)(D)	448,630
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(C)(D)	20,524
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class E, 144a, (TSFR3M + 7.83%), 13.242%, 4/21/36(C)	253,116
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(C)(D)	469,619
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 1/18/34(C)(D)	669,538
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(C)(D)	117
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (TSFR3M + 6.962%), 12.355%, 1/15/33(C)	490,353
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(C)(D)	556,718
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(C)(D)	231,615
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(C)(D)	144,790
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(C)(D)	360,598
Principal Amount		Market Value
	Asset-Backed Securities — 9.1% (Continued)
$ 500,000	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 7/17/34(C)(D)	$ 363,808
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 11.940%, 1/25/35(C)	991,016
250,000	Niagara Park CLO Ltd. (Cayman Islands), Ser 2019-1A, Class ER, 144a, (TSFR3M + 6.212%), 11.614%, 7/17/32(C)	244,460
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (TSFR3M + 7.032%), 12.425%, 4/15/31(C)	238,740
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class E, 144a, (TSFR3M + 8.340%), 13.734%, 7/15/33(C)	249,302
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class ER, 144a, (TSFR3M +7.750%), 7/15/33(C)	250,000
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (TSFR3M + 3.162%), 8.529%, 11/18/31(C)	243,773
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (TSFR3M + 6.662%), 12.074%, 10/22/36(C)	824,936
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(C)(D)	232,720
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(C)(D)	33,882
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(C)(D)	575,225
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(C)(D)	5,285
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(C)(D)	12,332
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(C)(D)	503,216
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 4/15/38(C)(D)	2,954,903
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(C)(D)	399,268
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (TSFR3M + 7.962%), 13.355%, 7/15/32(C)	472,603
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (TSFR3M + 3.012%), 8.381%, 11/18/30(C)	250,000
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (TSFR3M + 6.572%), 11.965%, 4/15/34(C)	495,348
525,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/15/34(C)(D)	425,657
300,000	TICP CLO XII Ltd. (Cayman Islands), Ser 2018-12A, Class ER, 144a, (TSFR3M + 6.512%), 11.905%, 7/15/34(C)	290,902
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-4X, Class ER, (TSFR3M + 6.972%), 12.365%, 1/15/35(C)	235,152
1,000,000	Voya CLO Ltd. (Cayman Islands), Ser 2020-3A, Class ER, 144a, (TSFR3M + 6.662%), 12.077%, 10/20/34(C)	919,569
850,000	Voya CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (TSFR3M + 6.612%), 12.005%, 7/15/34(C)	809,490
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (TSFR3M + 6.512%), 11.927%, 1/20/32(C)	221,406

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 9.1% (Continued)
$ 250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(C)(D)	$ 40,889
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(C)(D)	141,434
	Total Asset-Backed Securities	$33,561,925
	Bank Loans — 8.6%(E)
	Health Care — 2.5%
2,167,123	AlixPartners LLP, Initial Dollar Term Loan, (1M SOFR + 2.864%), 8.181%, 2/04/28	2,171,327
1,857,984	Curia Global Inc., Term Loan, (1M SOFR + 3.750%), 9.095%, 8/30/26	1,657,099
1,414,375	eResearch Technology Inc., First Lien Initial Term Loan, (1M SOFR + 4.614%), 9.963%, 2/04/27	1,410,839
627,250	Froneri US Inc., Facility B2, (1M SOFR + 2.350%), 7.666%, 1/29/27	627,501
674,733	Gainwell Acquisition Corp, Term B Loan, (3M SOFR + 4.100%), 9.490%, 10/01/27	654,492
1,777,662	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, (3M SOFR + 2.000%), 7.370%, 11/15/27	1,775,440
962,775	Sunshine Luxembourg VII SARL, Term Loan B3 (USD), (3M SOFR + 3.850%), 9.240%, 10/01/26	966,905
		9,263,603
	Information Technology — 1.7%
1,232,507	Avaya Inc., Exit Term Loan, (1M SOFR + 7.500%), 7.000%, 8/01/28	1,084,089
1,055,000	Cloud Software Group Inc., Dollar Term B Loan (2022), (1M SOFR + 4.500%), 9.855%, 3/30/29	1,028,498
597,608	Commscope Inc., Initial Term Loan, (1M SOFR + 3.364%), 8.681%, 4/06/26	532,619
1,560,000	Quest Software, Inc., First Lien Initial Term Loan, (3M SOFR + 4.400%), 9.783%, 2/01/29	1,185,163
944,063	Tempo Acquisition LLC, Fifth Incremental Term, (1M SOFR + 2.750%), 8.066%, 8/31/28	947,433
1,336,096	VeriFone Systems Inc., First Lien Initial Term Loan, (3M SOFR + 4.262%), 9.653%, 8/20/25	1,289,520
		6,067,322
	Communication Services — 1.2%
2,940,138	NEP Group Inc., First Lien Initial Dollar Term Loan, (1M SOFR + 3.364%), 8.681%, 10/20/25	2,769,845
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 7.447%, 4/28/28	367,317
846,569	Univision Communications Inc, 2021 Replacement Term Loan, (1M SOFR + 3.364%), 8.681%, 3/15/26	847,314
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 8.697%, 1/31/29	478,416
		4,462,892
	Consumer Discretionary — 0.9%
986,966	AVSC Holding Corp, Term Loan B1, (1M SOFR + 3.500%), 0.250%, 3/03/25	964,453
140,628	AVSC Holding Corp, Term Loan B2, (1M SOFR + 5.500%), 1.000%, 10/15/26	137,347
1,556,729	ClubCorp Holdings Inc., Term Loan, (2M SOFR + 5.262%), 10.649%, 9/18/26	1,497,386
762,420	United AirLines, Inc., Class B Term Loan, (1M SOFR + 3.864%), 9.182%, 4/21/28	764,113
		3,363,299
	Financials — 0.8%
3,020,476	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 8.588%, 11/16/26	2,994,047
Principal Amount		Market Value

	Industrials — 0.8%
$ 1,761,947	ASP Unifrax Holdings Inc., First Lien Usd Term Loan, (3M SOFR + 3.900%), 9.290%, 12/12/25	$ 1,638,294
455,420	Pretium PKG Holdings Inc., Third Amendment Tranche A Term Loans, (3M SOFR + 5.000%), 10.395%, 10/02/28	445,460
835,317	Transdigm Inc, Tranche I Term Loan, (3M SOFR + 3.250%), 8.640%, 8/24/28	838,450
		2,922,204
	Energy — 0.4%
1,390,571	Gulf Finance, LLC, Term Loan, (6M SOFR + 7.178%), 12.631%, 8/25/26	1,389,181
862,799	PES Holdings LLC, Tranche C Loan Non-PIK, (3M LIBOR + 4.000%), 6.990%, 12/29/23	8,628
		1,397,809
	Materials — 0.3%
1,817,593	Schenectady International Group Inc., Initial Term Loan, (6M SOFR + 4.750%), 4.750%, 10/15/25	1,230,510
	Total Bank Loans	$31,701,686
Shares
	Common Stocks — 0.9%
	Health Care — 0.3%
162,858	Bausch Health Cos., Inc.*	1,306,121
	Energy — 0.3%
14,309	AFG Holdings, Inc.	143
187,384	Ascent Resources Marcellus Holdings, LLC	46,846
60,000	Summit Midstream Partners LP*	1,074,600
		1,121,589
	Information Technology — 0.2%
6,269	Avaya Holdings Corp.	40,749
103,977	Avaya Holdings Corp.	675,850
		716,599
	Industrials — 0.1%
28,087	Tutor Perini Corp.*	255,592
	Total Common Stocks	$3,399,901
	Exchange-Traded Fund — 0.3%
32,000	Alerian MLP ETF	1,360,640
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
1,300	U.S. Oil Fund LP, Strike @102.00, Exp 04/24	$130,000	3,900
	Total Purchased Options		$3,900
Shares
	Short-Term Investment Funds — 4.1%
10,980,525	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	10,980,525
4,028,874	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	4,028,874
	Total Short-Term Investment Funds	$15,009,399
	Total Long Positions—101.4% (Cost $385,030,634)	$375,093,882

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Securities Sold Short — (0.3)%
Principal Amount		Market Value
	Corporate Bonds — (0.3)%
	Consumer Discretionary — (0.3)%
$(1,250,000)	Staples, Inc., 7.500%, 4/15/26	$ (1,162,826)
	Total Securities Sold Short (Proceeds $1,036,588)	$(1,162,826)
	Total Investment Securities—101.1%	$373,931,056
	Liabilities in Excess of Other Assets — (1.1%)	(3,930,311)
	Net Assets — 100.0%	$370,000,745
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of December 31, 2023 was $3,985,739.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2023.
(D)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(E)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2023.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $3,913,335.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
EUR – Euro
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
MLP – Master Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $273,338,939 or 73.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$290,056,431	$—	$290,056,431
Asset-Backed Securities	—	33,561,925	—	33,561,925
Bank Loans	—	31,701,686	—	31,701,686
Common Stocks	2,636,313	763,588	—	3,399,901
Exchange-Traded Fund	1,360,640	—	—	1,360,640
Purchased Call Options
Equity contracts	—	3,900	—	3,900
Short-Term Investment Funds	15,009,399	—	—	15,009,399
Total Assets	$19,006,352	$356,087,530	$—	$375,093,882
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(1,162,826)	$—	$(1,162,826)
Other Financial Instruments
Swap Agreements
Credit contracts	—	(8,988)	—	(8,988)
Foreign currency exchange contracts	—	(135,509)	—	(135,509)
Total Liabilities	$—	$(1,307,323)	$—	$(1,307,323)
Total	$19,006,352	$354,780,207	$—	$373,786,559

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/25	$557,053	5.000%	ICE	Markit CDX North America High Yield Series 35 5Y Index	$(31,990)	$(23,002)	$(8,988)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	1/16/2024	USD	8,418,451	EUR	7,739,151	$(131,488)
Wells Fargo	1/16/2024	USD	317,735	GBP	252,401	(4,021)
						$(135,509)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 22.6%
67,702	Accenture PLC - Class A	$ 23,757,309
68,816	Analog Devices, Inc.	13,664,105
260,951	Apple, Inc.	50,240,896
44,104	Broadcom, Inc.	49,231,090
877,292	Cisco Systems, Inc.	44,320,792
823,089	Intel Corp.	41,360,222
287,304	International Business Machines Corp.	46,988,569
72,775	KLA Corp.	42,304,107
313,532	Micron Technology, Inc.	26,756,821
286,221	Microsoft Corp.	107,630,545
427,921	Oracle Corp.	45,115,711
309,573	QUALCOMM, Inc.	44,773,543
190,723	Texas Instruments, Inc.	32,510,643
		568,654,353
	Financials — 15.3%
101,976	Arthur J Gallagher & Co.	22,932,363
1,161,443	Bank of America Corp.	39,105,786
62,022	BlackRock, Inc.	50,349,460
323,275	Charles Schwab Corp. (The)	22,241,320
106,634	Goldman Sachs Group, Inc. (The)	41,136,198
86,080	JPMorgan Chase & Co.	14,642,208
245,536	Principal Financial Group, Inc.	19,316,317
191,910	Prudential Financial, Inc.	19,902,986
136,847	T Rowe Price Group, Inc.	14,737,054
796,583	Truist Financial Corp.	29,409,844
992,702	US Bancorp	42,964,143
96,989	Visa, Inc. - Class A	25,251,086
835,461	Wells Fargo & Co.	41,121,390
		383,110,155
	Health Care — 13.4%
160,873	AbbVie, Inc.	24,930,489
484,450	Bristol-Myers Squibb Co.	24,857,129
119,888	Cencora, Inc.	24,622,597
508,605	CVS Health Corp.	40,159,451
198,968	Gilead Sciences, Inc.	16,118,398
305,616	Johnson & Johnson	47,902,252
595,878	Medtronic PLC	49,088,429
310,883	Merck & Co., Inc.	33,892,465
1,087,103	Pfizer, Inc.	31,297,695
82,006	UnitedHealth Group, Inc.	43,173,699
		336,042,604
	Industrials — 10.3%
212,062	3M Co.	23,182,618
71,594	Automatic Data Processing, Inc.	16,679,254
108,738	Caterpillar, Inc.	32,150,564
419,285	Fortune Brands Innovations, Inc.	31,924,360
57,282	Lockheed Martin Corp.	25,962,494
169,544	Paychex, Inc.	20,194,386
407,492	RTX Corp.	34,286,377
803,806	Southwest Airlines Co.	23,213,917
524,657	Stanley Black & Decker, Inc.	51,468,852
		259,062,822
	Consumer Staples — 7.7%
112,634	Constellation Brands, Inc. - Class A	27,229,270
146,835	Dollar General Corp.	19,962,218
207,476	PepsiCo, Inc.	35,237,724
446,456	Philip Morris International, Inc.	42,002,580
415,325	Sysco Corp.	30,372,717
Shares		Market Value

	Consumer Staples — 7.7% (Continued)
183,536	Target Corp.	$ 26,139,197
85,215	Walmart, Inc.	13,434,145
		194,377,851
	Consumer Discretionary — 7.0%
129,135	Home Depot, Inc. (The)	44,751,734
107,864	McDonald's Corp.	31,982,755
409,692	Starbucks Corp.	39,334,529
555,468	VF Corp.	10,442,798
105,078	Whirlpool Corp.	12,795,348
279,401	Yum! Brands, Inc.	36,506,535
		175,813,699
	Communication Services — 6.7%
1,875,936	AT&T, Inc.	31,478,206
990,627	Comcast Corp. - Class A	43,438,994
454,200	Fox Corp. - Class A	13,476,114
599,746	Interpublic Group of Cos., Inc. (The)	19,575,709
249,797	Omnicom Group, Inc.	21,609,939
1,052,254	Verizon Communications, Inc.	39,669,976
		169,248,938
	Energy — 5.2%
226,803	Chevron Corp.	33,829,935
390,338	Exxon Mobil Corp.	39,025,993
238,613	Phillips 66	31,768,935
206,602	Valero Energy Corp.	26,858,260
		131,483,123
	Utilities — 4.0%
397,508	Duke Energy Corp.	38,574,176
333,753	Entergy Corp.	33,772,466
443,033	NextEra Energy, Inc.	26,909,825
		99,256,467
	Materials — 3.7%
96,227	Air Products & Chemicals, Inc.	26,346,953
429,252	DuPont de Nemours, Inc.	33,022,356
406,606	International Flavors & Fragrances, Inc.	32,922,888
		92,292,197
	Real Estate — 3.7%
282,760	Alexandria Real Estate Equities, Inc. REIT	35,845,485
179,568	American Tower Corp. REIT	38,765,140
122,772	Simon Property Group, Inc. REIT	17,512,198
		92,122,823
	Total Common Stocks	$2,501,465,032
	Short-Term Investment Fund — 0.1%
1,141,526	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	1,141,526
	Total Investment Securities—99.7% (Cost $2,378,204,835)	$2,502,606,558
	Other Assets in Excess of Liabilities — 0.3%	8,436,592
	Net Assets — 100.0%	$2,511,043,150
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,501,465,032	$—	$—	$2,501,465,032
Short-Term Investment Fund	1,141,526	—	—	1,141,526
Total	$2,502,606,558	$—	$—	$2,502,606,558
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – December 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 95.1%
	Consumer Discretionary — 16.3%
$ 829,000	Carnival Corp., 144a, 6.000%, 5/1/29	$ 797,419
232,000	Carnival Corp., 144a, 7.625%, 3/1/26	236,203
532,000	Carnival Corp., 144a, 9.875%, 8/1/27	558,636
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,100,405
678,000	Dana, Inc., 4.250%, 9/1/30	600,930
523,000	Dana, Inc., 5.625%, 6/15/28†	515,636
764,000	Ford Motor Co., 4.750%, 1/15/43	633,015
1,318,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/29	1,155,423
1,111,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,063,496
455,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	447,714
1,142,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	1,085,745
623,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	532,620
1,098,000	Hanesbrands, Inc., 144a, 4.875%, 5/15/26	1,058,995
710,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	723,987
1,000,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	994,940
467,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	373,787
177,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	111,437
298,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	295,036
16,000	Royal Caribbean Cruises Ltd., 144a, 7.250%, 1/15/30	16,714
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	180,916
133,000	Royal Caribbean Cruises Ltd., 144a, 8.250%, 1/15/29	141,345
970,000	Royal Caribbean Cruises Ltd., 144a, 11.625%, 8/15/27	1,055,510
773,000	Sands China Ltd. (Macao), 5.375%, 8/8/25	762,346
500,000	Sands China Ltd. (Macao), 5.650%, 8/8/28	496,058
733,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	688,091
1,610,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,588,404
		17,214,808
	Communication Services — 14.3%
666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	591,595
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	437,546
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	349,714
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	399,169
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	349,535
1,117,000	Belo Corp., 7.250%, 9/15/27	1,123,118
1,239,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	1,084,125
1,898,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,658,925
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	632,235
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	323,096
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	262,753
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	263,772
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	763,904
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	667,942
607,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	520,047
1,176,000	Gray Television, Inc., 144a, 7.000%, 5/15/27	1,117,788
316,804	Shutterfly Finance LLC, 144a, 8.500%, 10/1/27(A)	226,638
37,643	Shutterfly Finance LLC, 144a, 9.750%, 10/1/27	37,267
1,217,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,124,738
408,000	Sprint Capital Corp., 6.875%, 11/15/28	441,806
570,000	Sprint Corp., 7.625%, 2/15/25	579,950
1,643,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,511,338
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	551,825
		15,018,826
Principal Amount		Market Value

	Energy — 13.7%
$ 950,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	$ 982,911
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,015,740
213,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	215,761
415,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	402,424
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	497,995
308,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	326,625
1,957,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,854,101
721,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	748,088
1,143,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	1,080,241
586,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	585,429
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	459,964
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	400,138
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	195,022
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	531,887
1,042,000	Nabors Industries Ltd., 144a, 7.250%, 1/15/26	1,001,581
531,000	NuStar Logistics LP, 6.000%, 6/1/26	530,065
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	845,902
625,000	Permian Resources Operating LLC, 144a, 8.000%, 4/15/27	647,184
662,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	638,386
1,148,000	Sunnova Energy Corp., 144a, 5.875%, 9/1/26	977,246
544,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	522,086
		14,458,776
	Financials — 11.8%
1,070,000	Aviation Capital Group LLC, 144a, 6.375%, 7/15/30	1,103,833
667,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	711,289
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	410,750
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	314,039
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	984,668
1,337,000	GTCR W-2 Merger Sub LLC, 144a, 7.500%, 1/15/31	1,412,838
1,043,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	972,611
420,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 8.562%, 4/30/43(B)	415,609
707,000	Navient Corp., 5.000%, 3/15/27	682,502
692,000	Navient Corp., 5.875%, 10/25/24	691,848
315,000	OneMain Finance Corp., 3.875%, 9/15/28	278,737
228,000	OneMain Finance Corp., 4.000%, 9/15/30	195,075
399,000	OneMain Finance Corp., 6.625%, 1/15/28	402,862
370,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	333,038
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	269,800
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	383,335
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	203,841
1,000,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	990,051
1,035,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,039,441
718,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 2.875%, 10/15/26	662,355
		12,458,522

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 95.1% (Continued)
	Industrials — 11.2%
$ 627,000	Air Canada (Canada), 144a, 3.875%, 8/15/26	$ 598,961
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,049,692
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	547,671
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	597,413
1,382,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	1,350,905
616,000	Emerald Debt Merger Sub LLC, 144a, 6.625%, 12/15/30	629,164
1,000,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	996,806
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	851,560
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,107,241
799,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	745,952
782,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	709,563
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,090,773
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	938,875
570,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	568,980
		11,783,556
	Health Care — 6.8%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	456,728
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	228,698
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	284,783
300,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	296,254
265,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	208,081
777,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	702,410
412,000	Medline Borrower LP, 144a, 5.250%, 10/1/29	388,257
1,123,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	999,574
356,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	351,550
1,224,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	1,069,937
1,084,000	Tenet Healthcare Corp., 6.125%, 10/1/28	1,080,932
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	675,021
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	432,788
		7,175,013
	Real Estate — 4.8%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,098,015
1,039,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,035,951
390,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 8.000%, 6/15/27	406,101
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	120,326
674,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	638,362
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	108,884
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	630,726
1,078,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	1,041,224
		5,079,589
	Information Technology — 4.4%
1,037,000	Amkor Technology, Inc., 144a, 6.625%, 9/15/27	1,050,008
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,077,313
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	401,674
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	520,651
Principal Amount		Market Value

	Information Technology — 4.4% (Continued)
$ 738,000	Seagate HDD Cayman, 144a, 8.250%, 12/15/29	$ 795,955
873,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	800,898
		4,646,499
	Materials — 4.3%
998,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,055,335
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	869,457
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,024,280
443,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	381,894
243,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	224,735
976,000	Mineral Resources Ltd. (Australia), 144a, 8.000%, 11/1/27	1,000,680
		4,556,381
	Consumer Staples — 4.3%
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,064,621
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	575,171
1,166,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	1,074,344
684,000	QVC, Inc., 4.375%, 9/1/28	493,835
448,000	QVC, Inc., 4.750%, 2/15/27	354,623
1,029,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	960,140
		4,522,734
	Utilities — 3.2%
1,033,000	Edison International, Ser B, 5.000%(C)	961,830
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,031,358
1,253,000	Talen Energy Supply LLC, 144a, 8.625%, 6/1/30	1,336,862
		3,330,050
	Total Corporate Bonds	$100,244,754
	Asset-Backed Securities — 1.0%
1,000,000	OHA Credit Partners XII Ltd., Ser 2015-12A, Class DR, 144a, (TSFR3M + 3.162%), 8.574%, 7/23/30(B)	991,347
Shares
	Short-Term Investment Funds — 2.8%
2,596,469	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	2,596,469
395,920	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	395,920
	Total Short-Term Investment Funds	$2,992,389
	Total Investment Securities—98.9% (Cost $106,864,413)	$104,228,490
	Other Assets in Excess of Liabilities — 1.1%	1,140,859
	Net Assets — 100.0%	$105,369,349
(A)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2023.
(C)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $386,480.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.

Touchstone High Yield Fund (Unaudited) (Continued)
Portfolio Abbreviations:
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $79,576,876 or 75.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$100,244,754	$—	$100,244,754
Asset-Backed Securities	—	991,347	—	991,347
Short-Term Investment Funds	2,992,389	—	—	2,992,389
Total	$2,992,389	$101,236,101	$—	$104,228,490
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – December 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 30.2%
	Financials — 9.4%
$ 3,000,000	American Express Co., 4.050%, 5/3/29	$ 2,972,816
4,000,000	Bank of America Corp., 6.204%, 11/10/28	4,175,064
1,183,435	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,113,408
710,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	743,732
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,580,444
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,326,881
1,509,000	KeyCorp, 2.550%, 10/1/29	1,285,047
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,363,978
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,949,604
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,207,488
1,819,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	2,406,888
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,749,578
3,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,331,088
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,072,059
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,340,837
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,602,804
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,297,629
670,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	664,219
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,398,662
1,700,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,577,581
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,448,511
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,651,773
1,100,000	Unum Group, 7.190%, 2/1/28	1,153,753
2,000,000	Unum Group, 7.250%, 3/15/28	2,131,089
1,405,000	US Bancorp, 5.727%, 10/21/26	1,414,135
2,000,000	USB Capital IX, (TSFR3M + 1.282%), 6.675%(A)(B)	1,587,500
		51,546,568
	Utilities — 8.1%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,407,568
3,000,000	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	3,034,008
3,250,000	Avista Corp., 4.350%, 6/1/48	2,752,860
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,553,909
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,608,009
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,191,457
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,175,937
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,979,496
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,671,159
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,572,284
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,523,736
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,498,036
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,526,568
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,970,244
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,327,964
2,000,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.659%, 10/1/66(B)	1,809,426
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	2,088,967
1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	1,058,546
1,815,747	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,707,828
		44,458,002
Principal Amount		Market Value

	Industrials — 4.4%
$ 659,879	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	$ 631,235
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,534,027
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,556,929
1,500,000	CSX Corp., 6.150%, 5/1/37	1,677,233
2,000,000	FedEx Corp., 4.250%, 5/15/30	1,957,104
2,044,383	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	1,701,096
1,075,000	GATX Corp., 1.900%, 6/1/31	855,294
2,823,000	GATX Corp., 3.250%, 3/30/25	2,747,310
2,750,000	Republic Services, Inc., 2.300%, 3/1/30	2,424,362
526,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	534,822
2,194,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,045,608
1,960,000	Union Pacific Corp., 2.891%, 4/6/36	1,659,068
413,363	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	425,126
1,152,282	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,109,187
2,225,000	Waste Management, Inc., 3.900%, 3/1/35	2,015,068
		23,873,469
	Consumer Discretionary — 2.4%
3,361,183	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	3,033,771
508,830	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	497,527
5,000,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	4,959,702
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,100,901
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	1,948,148
553,032	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	494,486
		13,034,535
	Health Care — 2.3%
3,500,000	Banner Health, 2.480%, 1/1/32	2,896,921
1,112,580	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	1,034,517
1,872,812	CVS Pass-Through Trust, 6.036%, 12/10/28	1,892,494
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,401,466
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,183,083
		12,408,481
	Real Estate — 1.3%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,364,389
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,889,900
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	1,831,178
		7,085,467
	Communication Services — 1.0%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,366,270
1,000,000	AT&T, Inc., 6.250%, 3/29/41	1,061,526
1,025,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	972,542
1,200,000	Verizon Communications, Inc., 2.100%, 3/22/28	1,086,501
1,185,000	Verizon Communications, Inc., 4.862%, 8/21/46	1,134,810
		5,621,649
	Consumer Staples — 1.0%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	994,468
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,429,055
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,560,421
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,319,978
		5,303,922

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 30.2% (Continued)
	Energy — 0.3%
$ 1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	$ 1,579,411
	Total Corporate Bonds	$164,911,504
	U.S. Government Agency Obligations — 18.6%
1,871,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,810,666
242,379	Export-Import Bank of the United States, 1.581%, 11/16/24	237,893
275,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	272,312
1,251,842	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,207,615
794,044	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	764,521
1,414,990	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	1,330,567
3,566	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	3,549
13,689	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	13,562
22,646	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	22,437
122,407	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	121,649
50,351	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	50,007
86,837	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	86,282
97,451	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	96,718
137,736	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	135,930
274,018	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	274,661
268,716	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	267,173
120,397	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	118,923
124,529	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	127,461
286,864	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	283,687
146,608	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	144,534
320,050	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	313,415
133,891	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	133,160
346,754	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	337,434
560,313	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	549,624
1,282,641	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,231,138
3,133,630	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,887,020
2,248,864	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,046,140
1,230,483	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,168,708
Principal Amount		Market Value
	U.S. Government Agency Obligations — 18.6% (Continued)
$ 1,712,037	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	$ 1,597,964
2,543,082	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	2,375,965
2,207,521	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,051,870
1,523,908	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,413,133
1,802,213	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,674,621
2,327,583	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	2,081,695
2,697,433	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,418,899
3,108,164	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,860,443
2,716,349	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,488,540
3,402,372	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,110,318
1,676,127	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,536,079
3,933,330	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,628,319
3,863,163	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,618,187
3,048,855	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,891,886
1,584,251	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,498,062
1,881,078	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	1,731,174
2,260,185	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,042,241
3,499,821	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,789,710
3,268,972	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,844,728
2,111,956	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,938,059
2,881,206	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,731,043
3,871,315	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,632,257
9,388,258	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	9,160,100
4,952,552	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	4,971,242
1,970,854	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	1,988,413
5,897,108	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,910,491
2,198,222	United States International Development Finance Corp., 1.870%, 11/20/37	1,816,679
5,079,720	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,155,884

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 18.6% (Continued)
$ 1,680,669	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	$ 1,569,813
2,764,000	Vessel Management Services, Inc., 5.125%, 4/16/35	2,847,113
	Total U.S. Government Agency Obligations	$101,411,714
	U.S. Government Mortgage-Backed Obligations — 14.0%
1,145,849	FHLMC, Pool #SD8186, 3.500%, 11/1/51	1,057,971
5,623,520	FHLMC, Pool #SD8257, 4.500%, 10/1/52	5,458,819
430,290	FHLMC, Pool #W30008, 7.645%, 5/1/25	431,184
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,248,303
530,133	FNMA, Pool #888829, 5.888%, 6/1/37(B)(C)	528,027
429,222	FNMA, Pool #AH8854, 4.500%, 4/1/41	429,149
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,402,320
2,814,600	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,635,652
1,522,786	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,438,523
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,576,512
1,336,855	FNMA, Pool #AS8650, 3.000%, 1/1/47	1,213,305
158,487	FNMA, Pool #AT0924, 2.000%, 3/1/28	150,110
478,893	FNMA, Pool #BC0153, 4.000%, 1/1/46	462,275
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,659,814
3,440,879	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,271,114
3,124,376	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,665,198
1,434,674	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,282,705
7,434,466	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,647,521
3,798,126	FNMA, Pool #MA4269, 2.500%, 2/1/41	3,384,784
1,343,184	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,239,082
4,640,907	FNMA, Pool #MA4654, 3.500%, 7/1/52	4,263,748
4,831,313	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,786,699
5,925,296	FNMA, Pool #MA4783, 4.000%, 10/1/52	5,611,691
5,799,081	FNMA, Pool #MA4784, 4.500%, 10/1/52	5,629,238
5,226,269	FNMA, Pool #MA5073, 6.000%, 7/1/53	5,310,610
5,965,003	GNMA, Pool #MA9171, 5.500%, 9/20/53	6,005,659
	Total U.S. Government Mortgage-Backed Obligations	$76,790,013
	Agency Collateralized Mortgage Obligations — 9.6%
2,292,303	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.155%, 11/25/27(B)(C)	2,199,251
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,072,998
2,732,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,289,635
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(B)(C)	1,396,955
2,090,372	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	2,052,017
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,606,354
1,930,000	FREMF Mortgage Trust, Ser 2014-K38, Class B, 144a, 4.196%, 6/25/47(B)(C)	1,913,802
2,615,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.052%, 11/25/47(B)(C)	2,574,165
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.834%, 11/25/47(B)(C)	1,963,273
2,600,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.721%, 10/25/48(B)(C)	2,521,796
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.695%, 12/25/49(B)(C)	2,350,415
750,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.094%, 2/25/51(B)(C)	713,347
724,314	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 6.145%, 11/25/35(B)	714,053
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 9.6% (Continued)
$ 93,685	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 6.145%, 5/25/36(B)	$ 93,249
403,974	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	388,985
1,410,740	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,343,989
1,984,589	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(B)(C)	1,890,525
2,783,260	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.751%, 9/25/28(B)(C)	2,651,339
1,124,729	GNMA, Pool #785631, 4.631%, 5/20/67(B)(C)	1,108,685
446,473	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	435,685
846,033	GNMA, Ser 2013-121, Class AB, 2.951%, 8/16/44(B)(C)	782,596
160,791	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	153,670
18,581	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	17,165
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,082,218
386,457	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	359,956
1,480,345	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	1,330,690
840,277	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	719,357
912,244	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 5.937%, 5/20/67(B)	906,979
895,456	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	855,810
3,802,613	GNMA, Ser 2020-113, Class AF, 2.000%, 10/1/62	2,723,302
4,805,045	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,917,965
2,210,637	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,581,221
3,596,440	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,720,874
	Total Agency Collateralized Mortgage Obligations	$52,432,321
	Municipal Bonds — 8.3%
	California — 3.8%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	896,723
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,656,649
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	825,748
1,560,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,149,202
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,812,317
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,570,821
2,270,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	2,444,619
3,500,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,953,383
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,234,060
1,975,000	Tuolumne Wind Project Auth., Build America Bonds, Revenue, 6.918%, 1/1/34	2,213,472
		20,756,994
	Texas — 1.0%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,978,054
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	2,700,901
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	879,945
		5,558,900

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Municipal Bonds — 8.3% (Continued)
	Oklahoma — 0.6%
$ 3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	$ 3,107,111
	Indiana — 0.5%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	2,992,899
	Virginia — 0.5%
999,324	Virginia Housing Development Authority, 2.950%, 10/25/49	886,776
2,511,921	Virginia Housing Development Authority, 2.125%, 7/25/51	1,907,999
		2,794,775
	Minnesota — 0.5%
3,374,680	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,548,370
	New York — 0.5%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,105,434
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,408,419
		2,513,853
	Washington — 0.3%
1,600,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	1,695,671
	Nevada — 0.3%
1,770,271	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,604,517
	Ohio — 0.2%
1,483,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,264,833
	Louisiana — 0.1%
574,287	Louisiana Housing Corp., 2.875%, 11/1/38	519,659
	Total Municipal Bonds	$45,357,582
	Asset-Backed Securities — 7.3%
1,912,693	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,746,012
958,614	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	850,016
2,870,657	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,526,054
2,301,457	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,057,653
491,920	Helios Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	504,585
2,544,002	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,250,718
1,529,525	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,331,729
1,364,675	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,219,559
1,111,753	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	935,891
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,375,214
882,072	Oklahoma Development Finance Authority, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	852,850
3,974,271	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,350,070
4,957,390	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	4,030,238
Principal Amount		Market Value
	Asset-Backed Securities — 7.3% (Continued)
$ 2,500,000	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	$ 2,602,516
2,500,000	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	2,548,713
3,000,000	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	3,058,346
2,704,890	Tesla Auto Lease Trust, Ser 2021-B, Class A3, 144a, 0.600%, 9/22/25	2,667,150
290,000	Tesla Auto Lease Trust, Ser 2021-B, Class A4, 144a, 0.630%, 9/22/25	284,746
2,550,000	Tesla Auto Lease Trust, Ser 2023-A, Class A2, 144a, 5.860%, 8/20/25	2,554,745
	Total Asset-Backed Securities	$39,746,805
	U.S. Treasury Obligations — 6.7%
9,300,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,928,750
16,639,900	U.S. Treasury Bond, 2.875%, 5/15/52	13,314,520
21,540,000	U.S. Treasury Strip, Principal, 4.711%, 5/15/43(D)	9,556,050
19,894,000	U.S. Treasury Strip, Principal, 4.974%, 5/15/45(D)	8,093,220
	Total U.S. Treasury Obligations	$36,892,540
	Commercial Mortgage-Backed Securities — 3.5%
18,545	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	16,572
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,464,186
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,055,410
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,012,095
2,000,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.609%, 4/25/48(B)(C)	1,951,243
500,000	FREMF Mortgage Trust, Ser 2015-K48, Class B, 144a, 3.646%, 8/25/48(B)(C)	487,242
2,500,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.779%, 10/25/48(B)(C)	2,425,899
245,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 3.951%, 10/25/48(B)(C)	238,252
425,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 3.931%, 1/25/49(B)(C)	412,091
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.079%, 7/25/50(B)(C)	1,393,034
2,524,820	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	2,061,592
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	1,943,161
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,808,186
	Total Commercial Mortgage-Backed Securities	$19,268,963
	Non-Agency Collateralized Mortgage Obligations — 0.1%
424,671	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	370,611

Touchstone Impact Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 0.9%
5,110,380	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	$ 5,110,380
	Total Investment Securities—99.2% (Cost $588,430,413)	$542,292,433
	Other Assets in Excess of Liabilities — 0.8%	4,101,745
	Net Assets — 100.0%	$546,394,178
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2023.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $83,465,545 or 15.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$164,911,504	$—	$164,911,504
U.S. Government Agency Obligations	—	101,411,714	—	101,411,714
U.S. Government Mortgage-Backed Obligations	—	76,790,013	—	76,790,013
Agency Collateralized Mortgage Obligations	—	52,432,321	—	52,432,321
Municipal Bonds	—	45,357,582	—	45,357,582
Asset-Backed Securities	—	39,746,805	—	39,746,805
U.S. Treasury Obligations	—	36,892,540	—	36,892,540
Commercial Mortgage-Backed Securities	—	19,268,963	—	19,268,963
Non-Agency Collateralized Mortgage Obligations	—	370,611	—	370,611
Short-Term Investment Fund	5,110,380	—	—	5,110,380
Total	$5,110,380	$537,182,053	$—	$542,292,433
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Industrials — 26.6%
3,082,834	AerCap Holdings N.V. (Ireland)*	$ 229,116,223
2,292,939	Allison Transmission Holdings, Inc.	133,334,403
1,789,793	Armstrong World Industries, Inc.	175,972,448
3,802,609	Copart, Inc. *	186,327,841
347,259	Lennox International, Inc.	155,405,348
504,746	Old Dominion Freight Line, Inc.	204,588,696
2,013,116	Otis Worldwide Corp.	180,113,488
682,765	UniFirst Corp.	124,884,546
		1,389,742,993
	Information Technology — 14.2%
1,426,291	Amphenol Corp. - Class A	141,388,227
2,179,944	Entegris, Inc.	261,200,890
1,005,506	Keysight Technologies, Inc.*	159,965,949
1,618,169	Skyworks Solutions, Inc.	181,914,559
		744,469,625
	Consumer Staples — 13.5%
2,119,715	BellRing Brands, Inc.*	117,495,802
1,306,367	Brown-Forman Corp. - Class B	74,593,556
1,199,769	Dollar Tree, Inc.*	170,427,187
1,793,523	Lamb Weston Holdings, Inc.	193,861,901
1,672,000	Post Holdings, Inc.*	147,236,320
		703,614,766
	Materials — 11.7%
994,034	AptarGroup, Inc.	122,882,483
1,692,788	Ball Corp.	97,369,166
293,680	NewMarket Corp.	160,299,355
1,014,820	Vulcan Materials Co.	230,374,288
		610,925,292
	Financials — 10.7%
980,709	Cincinnati Financial Corp.	101,464,153
2,622,861	Fidelity National Information Services, Inc.	157,555,260
1,065,454	M&T Bank Corp.	146,052,435
2,735,323	Moelis & Co. - Class A	153,533,680
		558,605,528
	Consumer Discretionary — 10.5%
1,427,357	CarMax, Inc.*	109,535,376
1,145,937	Churchill Downs, Inc.	154,621,279
1,840,960	Hasbro, Inc.	93,999,418
483,863	Pool Corp.	192,921,017
		551,077,090
Shares		Market Value

	Health Care — 7.4%
2,146,365	Perrigo Co. PLC	$ 69,070,026
808,552	STERIS PLC	177,760,157
423,198	Waters Corp.*	139,329,477
		386,159,660
	Real Estate — 2.8%
1,587,255	CBRE Group, Inc. - Class A*	147,757,568
	Total Common Stocks	$5,092,352,522
	Short-Term Investment Fund — 2.6%
135,854,435	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	135,854,435
	Total Investment Securities—100.0% (Cost $3,951,836,132)	$5,228,206,957
	Other Assets in Excess of Liabilities — 0.0%	438,520
	Net Assets — 100.0%	$5,228,645,477
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,092,352,522	$—	$—	$5,092,352,522
Short-Term Investment Fund	135,854,435	—	—	135,854,435
Total	$5,228,206,957	$—	$—	$5,228,206,957
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Industrials — 20.3%
181,374	AerCap Holdings N.V. (Ireland)*	$ 13,479,716
99,706	Clean Harbors, Inc. *	17,399,694
84,542	Dover Corp.	13,003,405
235,560	Genpact Ltd.	8,176,288
149,487	Hexcel Corp.	11,024,666
35,099	L3Harris Technologies, Inc.	7,392,551
128,183	Leidos Holdings, Inc.	13,874,528
23,189	Parker-Hannifin Corp.	10,683,172
120,817	Regal Rexnord Corp.	17,883,332
49,127	Snap-on, Inc.	14,189,843
61,909	WESCO International, Inc.	10,764,737
79,425	Westinghouse Air Brake Technologies Corp.	10,079,033
		147,950,965
	Financials — 18.3%
233,863	American International Group, Inc.	15,844,218
37,029	Ameriprise Financial, Inc.	14,064,725
845,267	Chimera Investment Corp. REIT	4,217,882
51,763	Discover Financial Services	5,818,161
771,530	First Horizon Corp.	10,924,865
115,670	Global Payments, Inc.	14,690,090
89,912	Pinnacle Financial Partners, Inc.	7,842,125
75,353	Progressive Corp. (The)	12,002,226
101,709	Reinsurance Group of America, Inc.	16,454,482
119,998	The Allstate Corp.	16,797,320
152,545	Webster Financial Corp.	7,743,184
30,890	Willis Towers Watson PLC	7,450,668
		133,849,946
	Consumer Staples — 11.0%
24,782	Casey's General Stores, Inc.	6,808,607
37,950	Constellation Brands, Inc. - Class A	9,174,413
244,672	Darling Ingredients, Inc.*	12,194,452
63,636	Dollar Tree, Inc.*	9,039,494
90,244	Ingredion, Inc.	9,794,181
108,105	Lamb Weston Holdings, Inc.	11,685,069
235,978	TreeHouse Foods, Inc.*	9,781,288
219,848	Tyson Foods, Inc. - Class A	11,816,830
		80,294,334
	Utilities — 8.6%
444,203	CenterPoint Energy, Inc.	12,690,880
104,602	DTE Energy Co.	11,533,417
101,078	Entergy Corp.	10,228,083
133,627	Evergy, Inc.	6,975,329
405,424	NiSource, Inc.	10,764,007
127,631	WEC Energy Group, Inc.	10,742,701
		62,934,417
	Health Care — 8.5%
74,287	Cencora, Inc.	15,257,064
189,635	Encompass Health Corp.	12,652,447
222,932	Envista Holdings Corp.*	5,363,744
63,524	Hologic, Inc.*	4,538,790
59,438	Laboratory Corp. of America Holdings	13,509,663
85,919	Zimmer Biomet Holdings, Inc.	10,456,342
		61,778,050
	Information Technology — 8.1%
114,584	Akamai Technologies, Inc.*	13,561,017
67,935	F5 Networks, Inc.*	12,159,006
79,099	Keysight Technologies, Inc.*	12,583,860
Shares		Market Value

	Information Technology — 8.1% (Continued)
67,348	PTC, Inc.*	$ 11,783,206
83,093	Qorvo, Inc.*	9,357,103
		59,444,192
	Consumer Discretionary — 7.4%
42,061	Advance Auto Parts, Inc.	2,566,983
155,743	BorgWarner, Inc.	5,583,386
67,348	Carter's, Inc.	5,043,692
110,593	Columbia Sportswear Co.	8,796,567
157,926	Hasbro, Inc.	8,063,702
304,897	LKQ Corp.	14,571,028
249,343	Valvoline, Inc.*	9,370,310
		53,995,668
	Materials — 6.3%
428,357	Axalta Coating Systems Ltd. *	14,551,287
134,057	Berry Global Group, Inc.	9,034,101
96,133	FMC Corp.	6,061,186
71,935	International Flavors & Fragrances, Inc.	5,824,577
421,553	Livent Corp.*†	7,579,523
47,958	Scotts Miracle-Gro Co. (The)	3,057,323
		46,107,997
	Energy — 5.6%
335,506	ChampionX Corp.	9,800,130
378,047	Coterra Energy, Inc.	9,647,759
650,651	Permian Resources Corp.	8,848,854
36,091	Pioneer Natural Resources	8,116,144
35,272	Valero Energy Corp.	4,585,360
		40,998,247
	Real Estate — 4.8%
84,386	Alexandria Real Estate Equities, Inc. REIT	10,697,613
84,155	Digital Realty Trust, Inc. REIT	11,325,580
32,216	Essex Property Trust, Inc. REIT	7,987,635
254,981	Host Hotels & Resorts, Inc. REIT	4,964,480
		34,975,308
	Total Common Stocks	$722,329,124
	Short-Term Investment Funds — 2.7%
12,326,470	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	12,326,470
7,600,000	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	7,600,000
	Total Short-Term Investment Funds	$19,926,470
	Total Investment Securities—101.6% (Cost $577,436,408)	$742,255,594
	Liabilities in Excess of Other Assets — (1.6%)	(11,778,801)
	Net Assets — 100.0%	$730,476,793
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $7,192,000.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$722,329,124	$—	$—	$722,329,124
Short-Term Investment Funds	19,926,470	—	—	19,926,470
Total	$742,255,594	$—	$—	$742,255,594
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.3%
	Netherlands — 14.4%
	Financials — 5.5%
1,735	Adyen NV, 144a*	$ 2,239,783
	Industrials — 2.1%
5,041	IMCD NV	877,959
	Information Technology — 6.8%
3,695	ASML Holding NV	2,796,819
	Total Netherlands	5,914,561
	Japan — 14.1%
	Health Care — 1.5%
37,200	M3, Inc.	613,886
	Industrials — 3.6%
16,000	MonotaRO Co. Ltd.	174,100
31,800	Recruit Holdings Co. Ltd.	1,329,594
	Information Technology — 9.0%
4,300	Keyence Corp.	1,889,233
6,900	Lasertec Corp.	1,811,433
	Total Japan	5,818,246
	Switzerland — 9.9%
	Health Care — 2.1%
2,000	Lonza Group AG	843,173
	Industrials — 4.0%
3,265	VAT Group AG, 144a	1,639,872
	Materials — 3.8%
4,839	Sika AG	1,577,883
	Total Switzerland	4,060,928
	Brazil — 8.9%
	Consumer Discretionary — 6.3%
1,630	MercadoLibre, Inc.*	2,561,610
	Industrials — 2.6%
141,800	WEG SA	1,077,454
	Total Brazil	3,639,064
	Canada — 7.1%
	Information Technology — 7.1%
546	Constellation Software, Inc.	1,353,728
20,309	Shopify, Inc. - Class A*	1,582,071
	Total Canada	2,935,799
	India — 7.0%
	Financials — 7.0%
15,443	Bajaj Finance Ltd.	1,358,850
22,942	HDFC Bank Ltd. ADR	1,539,638
	Total India	2,898,488
	Sweden — 6.7%
	Industrials — 3.2%
59,330	AddTech AB - Class B	1,305,413
	Information Technology — 3.5%
120,154	Hexagon AB - Class B	1,443,207
	Total Sweden	2,748,620
	United States — 6.2%
	Communication Services — 2.3%
14,833	Liberty Media Corp.-Liberty Formula One - Class C*	936,407
	Information Technology — 3.9%
6,867	Atlassian Corp. - Class A*	1,633,385
	Total United States	2,569,792
Shares		Market Value

	Italy — 5.4%
	Consumer Discretionary — 2.6%
3,148	Ferrari NV	$ 1,065,378
	Health Care — 2.8%
41,626	Stevanato Group SpA	1,135,973
	Total Italy	2,201,351
	Germany — 4.6%
	Communication Services — 3.2%
18,998	CTS Eventim AG & Co. KGaA	1,314,002
	Consumer Discretionary — 1.4%
24,652	Zalando SE, 144a*	583,624
	Total Germany	1,897,626
	Taiwan — 3.2%
	Information Technology — 3.2%
12,510	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,301,040
	Poland — 3.0%
	Consumer Staples — 3.0%
10,498	Dino Polska SA, 144a*	1,229,162
	France — 2.4%
	Health Care — 2.4%
3,735	Sartorius Stedim Biotech	990,457
	Denmark — 2.4%
	Health Care — 2.4%
3,101	Genmab A/S*	988,763
	Singapore — 2.0%
	Communication Services — 2.0%
20,104	Sea Ltd. ADR*	814,212
	Total Common Stocks	$40,008,109
	Short-Term Investment Fund — 2.5%
1,049,270	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	1,049,270
	Total Investment Securities — 99.8% (Cost $36,347,599)	$41,057,379
	Other Assets in Excess of Liabilities — 0.2%	68,165
	Net Assets — 100.0%	$41,125,544
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $5,692,441 or 13.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Netherlands	$2,796,819	$3,117,742	$—	$5,914,561
Japan	—	5,818,246	—	5,818,246
Switzerland	1,577,883	2,483,045	—	4,060,928
Brazil	3,639,064	—	—	3,639,064
Canada	2,935,799	—	—	2,935,799
India	1,539,638	1,358,850	—	2,898,488
Sweden	—	2,748,620	—	2,748,620
United States	2,569,792	—	—	2,569,792
Italy	2,201,351	—	—	2,201,351
Germany	—	1,897,626	—	1,897,626
Taiwan	1,301,040	—	—	1,301,040
Poland	—	1,229,162	—	1,229,162
France	—	990,457	—	990,457
Denmark	988,763	—	—	988,763
Singapore	814,212	—	—	814,212
Short-Term Investment Fund	1,049,270	—	—	1,049,270
Total	$21,413,631	$19,643,748	$—	$41,057,379
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Information Technology — 46.6%
400,072	Atlassian Corp. - Class A*	$ 95,161,126
631,743	Cloudflare, Inc. - Class A*	52,598,922
812,637	Datadog, Inc. - Class A*	98,637,879
620,330	Entegris, Inc.	74,327,941
106,182	Lam Research Corp.	83,168,113
559,012	Microsoft Corp.	210,210,872
288,198	NVIDIA Corp.	142,721,414
630,774	Okta, Inc.*	57,103,970
258,944	ServiceNow, Inc.*	182,941,347
1,151,252	Shopify, Inc. (Canada) - Class A*	89,682,531
616,605	Snowflake, Inc. - Class A*	122,704,395
		1,209,258,510
	Consumer Discretionary — 13.4%
274,084	Airbnb, Inc. - Class A*	37,313,796
1,342,990	Amazon.com, Inc.*	204,053,900
583,362	DoorDash, Inc. - Class A*	57,688,668
438,660	Floor & Decor Holdings, Inc. - Class A*	48,936,910
		347,993,274
	Health Care — 13.2%
726,830	10X Genomics, Inc. - Class A*	40,673,407
113,524	Align Technology, Inc.*	31,105,576
1,395,250	DexCom, Inc.*	173,136,572
747,510	Edwards Lifesciences Corp.*	56,997,637
824,258	Ultragenyx Pharmaceutical, Inc.*	39,416,018
		341,329,210
	Financials — 10.9%
1,444,587	Block, Inc.*	111,738,804
7,581,342	NU Holdings Ltd. (Brazil) - Class A*	63,152,579
419,768	Visa, Inc. - Class A	109,286,599
		284,177,982
	Communication Services — 10.2%
984,709	Match Group, Inc.*	35,941,878
359,710	Meta Platforms, Inc. - Class A*	127,322,952
149,009	Netflix, Inc.*	72,549,502
723,838	Sea Ltd. (Singapore) ADR*	29,315,439
		265,129,771
Shares		Market Value

	Industrials — 3.0%
1,255,452	Uber Technologies, Inc.*	$ 77,298,180
	Real Estate — 2.2%
647,548	CoStar Group, Inc.*	56,589,220
	Total Common Stocks	$2,581,776,147
	Short-Term Investment Fund — 0.7%
17,163,706	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	17,163,706
	Total Investment Securities—100.2% (Cost $1,793,219,941)	$2,598,939,853
	Liabilities in Excess of Other Assets — (0.2%)	(3,934,454)
	Net Assets — 100.0%	$2,595,005,399
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,581,776,147	$—	$—	$2,581,776,147
Short-Term Investment Fund	17,163,706	—	—	17,163,706
Total	$2,598,939,853	$—	$—	$2,598,939,853
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.7%
	Industrials — 22.6%
53,013	Armstrong World Industries, Inc.	$ 5,212,238
45,198	Casella Waste Systems, Inc. - Class A*	3,862,621
41,534	Landstar System, Inc.	8,043,059
130,092	Marten Transport Ltd.	2,729,330
67,283	Masonite International Corp. *	5,696,179
58,991	Matson, Inc.	6,465,414
15,499	UniFirst Corp.	2,834,922
		34,843,763
	Consumer Discretionary — 17.9%
79,621	Acushnet Holdings Corp.	5,029,658
4,677	Graham Holdings Co. - Class B	3,257,624
51,330	Malibu Boats, Inc. - Class A*	2,813,911
11,276	Murphy USA, Inc.	4,020,570
200,322	Revolve Group, Inc.*	3,321,339
180,540	Tempur Sealy International, Inc.	9,202,124
		27,645,226
	Information Technology — 15.7%
110,226	ACI Worldwide, Inc.*	3,372,915
105,131	CTS Corp.	4,598,430
42,919	ePlus, Inc.*	3,426,653
37,346	Qualys, Inc.*	7,330,273
161,127	Vontier Corp.	5,566,938
		24,295,209
	Financials — 15.4%
137,156	Atlantic Union Bankshares Corp.	5,011,680
113,447	Cannae Holdings, Inc.*	2,213,351
28,553	Hanover Insurance Group, Inc. (The)	3,466,905
104,498	Moelis & Co. - Class A	5,865,473
4,737	White Mountains Insurance Group Ltd.	7,129,233
		23,686,642
	Materials — 6.8%
67,951	Ingevity Corp.*	3,208,646
12,731	NewMarket Corp.	6,948,962
52,786	Tredegar Corp.	285,572
		10,443,180
	Real Estate — 6.3%
153,836	Alexander & Baldwin, Inc. REIT	2,925,961
162,141	Essential Properties Realty Trust, Inc. REIT	4,144,324
50,280	First Industrial Realty Trust, Inc. REIT	2,648,247
		9,718,532
Shares		Market Value

	Consumer Staples — 4.4%
23,935	Lancaster Colony Corp.	$ 3,982,545
36,810	PriceSmart, Inc.	2,789,462
		6,772,007
	Health Care — 4.4%
72,545	Enovis Corp.*	4,063,971
31,488	Haemonetics Corp.*	2,692,539
		6,756,510
	Communication Services — 2.4%
6,730	Cable One, Inc.	3,745,851
	Energy — 0.8%
54,445	Dril-Quip, Inc. *	1,266,935
	Total Common Stocks	$149,173,855
	Short-Term Investment Fund — 3.2%
4,941,387	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	4,941,387
	Total Investment Securities—99.9% (Cost $119,366,318)	$154,115,242
	Other Assets in Excess of Liabilities — 0.1%	211,426
	Net Assets — 100.0%	$154,326,668
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$149,173,855	$—	$—	$149,173,855
Short-Term Investment Fund	4,941,387	—	—	4,941,387
Total	$154,115,242	$—	$—	$154,115,242
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Financials — 22.8%
168,254	Chimera Investment Corp. REIT	$ 839,587
8,499	City Holding Co.	937,100
88,988	Columbia Banking System, Inc.	2,374,200
22,139	First American Financial Corp.	1,426,637
121,047	First Horizon Corp.	1,714,026
62,842	First Interstate BancSystem, Inc. - Class A	1,932,392
12,268	Hanover Insurance Group, Inc. (The)	1,489,581
25,051	Independent Bank Corp.	1,648,606
66,691	MGIC Investment Corp.	1,286,469
21,685	National Bank Holdings Corp. - Class A	806,465
29,326	NMI Holdings, Inc. - Class A*	870,396
106,687	Old National Bancorp	1,801,943
22,928	Pinnacle Financial Partners, Inc.	1,999,780
11,180	Primerica, Inc.	2,300,397
38,733	Univest Financial Corp.	853,288
180,676	Valley National Bancorp	1,962,141
16,238	Westamerica BanCorp	915,986
26,439	Wintrust Financial Corp.	2,452,217
		27,611,211
	Industrials — 21.5%
29,031	AZEK Co., Inc. (The)*	1,110,436
13,065	BWX Technologies, Inc.	1,002,477
4,894	CACI International, Inc. - Class A*	1,584,971
11,752	Clean Harbors, Inc. *	2,050,842
8,045	EMCOR Group, Inc.	1,733,134
28,720	Enerpac Tool Group Corp.	892,905
12,730	EnPro Industries, Inc.	1,995,300
44,910	Enviri Corp.*	404,190
35,179	ExlService Holdings, Inc.*	1,085,272
117,356	Gates Industrial Corp. PLC*	1,574,918
15,230	Hexcel Corp.	1,123,212
22,361	Huron Consulting Group, Inc.*	2,298,711
20,268	ITT, Inc.	2,418,378
23,864	Korn/Ferry International	1,416,328
10,749	Masonite International Corp. *	910,010
8,767	Regal Rexnord Corp.	1,297,691
12,633	Standex International Corp.	2,000,815
5,166	Valmont Industries, Inc.	1,206,313
		26,105,903
	Consumer Discretionary — 10.1%
46,911	American Eagle Outfitters, Inc.	992,637
5,938	Carter's, Inc.	444,697
22,028	Cheesecake Factory, Inc. (The)	771,200
13,374	Dorman Products, Inc.*	1,115,525
45,209	Goodyear Tire & Rubber Co. (The)*	647,393
6,852	Murphy USA, Inc.	2,443,149
5,898	Oxford Industries, Inc.	589,800
29,868	Steven Madden Ltd.	1,254,456
64,186	Topgolf Callaway Brands Corp.*	920,427
30,943	Urban Outfitters, Inc.*	1,104,356
34,660	Valvoline, Inc.*	1,302,523
11,918	YETI Holdings, Inc.*	617,114
		12,203,277
	Health Care — 9.0%
15,383	Amedisys, Inc.*	1,462,308
30,852	Encompass Health Corp.	2,058,445
35,079	Envista Holdings Corp.*	844,001
17,425	Globus Medical, Inc. - Class A*	928,578
37,161	Integra LifeSciences Holdings Corp.*	1,618,362
Shares		Market Value

	Health Care — 9.0% (Continued)
38,783	Prestige Consumer Healthcare, Inc.*	$ 2,374,295
21,949	QuidelOrtho Corp.*	1,617,641
		10,903,630
	Materials — 6.9%
53,552	Axalta Coating Systems Ltd. *	1,819,161
11,216	Cabot Corp.	936,536
28,404	Ingevity Corp.*	1,341,237
6,715	Innospec, Inc.	827,557
84,973	Livent Corp.*†	1,527,814
44,158	O-I Glass, Inc.*	723,308
26,472	Silgan Holdings, Inc.	1,197,858
		8,373,471
	Real Estate — 6.6%
55,699	COPT Defense Properties REIT	1,427,566
31,971	National Storage Affiliates Trust REIT	1,325,837
184,028	Newmark Group, Inc. - Class A	2,016,947
94,777	Physicians Realty Trust REIT	1,261,482
51,709	STAG Industrial, Inc. REIT	2,030,095
		8,061,927
	Information Technology — 6.3%
6,979	Belden, Inc.	539,128
190,112	Harmonic, Inc.*	2,479,060
35,947	Lumentum Holdings, Inc.*	1,884,342
8,553	Silicon Laboratories, Inc.*	1,131,305
163,424	Viavi Solutions, Inc.*	1,645,680
		7,679,515
	Consumer Staples — 5.7%
39,663	Hain Celestial Group, Inc. (The)*	434,310
13,426	Ingredion, Inc.	1,457,124
4,972	Lancaster Colony Corp.	827,291
8,072	MGP Ingredients, Inc.	795,253
26,600	Performance Food Group Co.*	1,839,390
37,835	TreeHouse Foods, Inc.*	1,568,261
		6,921,629
	Energy — 5.1%
27,296	Cactus, Inc. - Class A	1,239,238
47,684	ChampionX Corp.	1,392,850
22,902	Civitas Resources, Inc.	1,566,039
151,017	Permian Resources Corp.	2,053,831
		6,251,958
	Utilities — 4.3%
16,262	Black Hills Corp.	877,335
13,090	IDACORP, Inc.	1,287,009
52,868	Portland General Electric Co.	2,291,299
11,824	Spire, Inc.	737,108
		5,192,751
	Communication Services — 0.5%
36,233	TEGNA, Inc.	554,365
	Total Common Stocks	$119,859,637

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 2.5%
1,480,459	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	$ 1,480,459
1,527,600	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	1,527,600
	Total Short-Term Investment Funds	$3,008,059
	Total Investment Securities—101.3% (Cost $106,634,029)	$122,867,696
	Liabilities in Excess of Other Assets — (1.3%)	(1,538,707)
	Net Assets — 100.0%	$121,328,989
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $1,445,592.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$119,859,637	$—	$—	$119,859,637
Short-Term Investment Funds	3,008,059	—	—	3,008,059
Total	$122,867,696	$—	$—	$122,867,696
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2023 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 37.9%
$ 5,727,273	AGL Static CLO 18 Ltd. (Jersey), Ser 2022-18A, Class A1, 144a, (TSFR3M + 1.320%), 6.732%, 4/21/31(A)	$ 5,712,221
785,000	AmeriCredit Automobile Receivables Trust, Ser 2020-2, Class D, 2.130%, 3/18/26	757,367
7,500,000	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	7,532,299
5,377,722	Anchorage Capital CLO Ltd. (Cayman Islands), Ser 2013-1A, Class A1R, 144a, (TSFR3M + 1.512%), 6.905%, 10/13/30(A)	5,378,023
3,216,468	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (TSFR3M + 1.132%), 6.525%, 1/15/29(A)	3,211,672
3,368,903	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.918%, 3/25/36(A)	3,233,668
6,541,638	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.916%, 1/20/31(A)	6,544,987
4,500,000	Barings Private Credit Corp. CLO Ltd. (Bermuda), Ser 2023-1A, Class A1, 144a, (TSFR3M + 2.400%), 7.807%, 7/15/31(A)	4,500,198
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (TSFR1M + 1.914%), 7.273%, 2/16/37(A)	5,981,927
873,308	Benefit Street Partners CLO XV Ltd. (Cayman Islands), Ser 2018-15A, Class A1, 144a, (TSFR3M +1.412%), 6.807%, 7/18/31(A)	873,318
3,377,230	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (TSFR3M + 1.312%), 6.710%, 4/24/29(A)	3,375,214
574,924	CPS Auto Receivables Trust, Ser 2020-B, Class D, 144a, 4.750%, 4/15/26	574,434
4,050,000	Dell Equipment Finance Trust, Ser 2022-1, Class B, 144a, 2.720%, 8/23/27	3,968,961
7,900,000	Dell Equipment Finance Trust, Ser 2022-1, Class C, 144a, 2.940%, 8/23/27	7,736,269
1,000,000	Dell Equipment Finance Trust, Ser 2022-2, Class A3, 144a, 4.140%, 7/22/27	990,694
2,705,000	Dell Equipment Finance Trust, Ser 2022-2, Class B, 144a, 4.400%, 7/22/27	2,670,834
4,759,106	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 6.575%, 10/15/30(A)	4,751,268
3,400,000	DT Auto Owner Trust, Ser 2020-2A, Class E, 144a, 7.170%, 6/15/27	3,417,137
7,875,000	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	7,576,912
5,000,000	Exeter Automobile Receivables Trust, Ser 2019-4A, Class E, 144a, 3.560%, 10/15/26	4,927,554
8,160,000	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	8,058,408
864,572	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	852,472
91,738	Flagship Credit Auto Trust, Ser 2019-1, Class D, 144a, 4.080%, 2/18/25	91,534
1,945,102	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	1,774,984
119,124	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	119,986
10,250,000	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class D, 144a, 3.680%, 11/16/26	10,066,670
7,500,000	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	7,378,033
105,911	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class C, 144a, 1.140%, 11/17/25	105,686
Principal Amount		Market Value
	Asset-Backed Securities — 37.9% (Continued)
$ 7,300,000	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	$ 7,091,389
1,796,731	Hilton Grand Vacations Trust, Ser 2018-AA, Class A, 144a, 3.540%, 2/25/32	1,748,152
1,265,884	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	1,250,460
3,179,666	Madison Park Funding XI Ltd. (Cayman Islands), Ser 2013-11A, Class AR2, 144a, (TSFR3M + 1.162%), 6.574%, 7/23/29(A)	3,176,496
3,668,695	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 7.176%, 11/15/35(A)	3,668,951
5,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 9.076%, 11/15/35(A)	5,218,807
2,763,564	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.562%), 6.974%, 4/22/29(A)	2,753,107
5,000,000	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	4,896,101
6,932,161	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 6.455%, 10/15/29(A)	6,912,952
1,196,714	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (TSFR3M + 1.672%), 7.050%, 7/25/30(A)	1,191,293
6,088,693	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	6,064,926
1,520,430	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	1,501,522
9,700,000	Progress Residential Trust, Ser 2019-SFR3, Class B, 144a, 2.571%, 9/17/36	9,449,038
1,692,330	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 6.707%, 4/20/31(A)	1,690,646
1,010,000	SBA Tower Trust, Ser 2014-2A, Class C, 144a, 3.869%, 10/15/24(A)(B)	993,084
191,474	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	189,606
6,345,198	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (TSFR3M + 1.092%), 6.470%, 10/25/29(A)	6,318,180
763,679	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 6.591%, 11/18/30(A)	762,946
356,747	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	354,326
2,633,685	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (TSFR1M + 0.714%), 5.755%, 2/25/57(A)	2,659,879
1,903,187	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 6.470%, 10/25/48(A)	1,918,199
140,296	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	139,532
	Total Asset-Backed Securities	$182,112,322
	Corporate Bonds — 21.7%
	Financials — 5.0%
5,000,000	BNP Paribas SA (France), 144a, 3.800%, 1/10/24	4,997,800
4,000,000	Goldman Sachs Group, Inc. (The), MTN, 0.700%, 6/17/24	3,895,285
5,500,000	John Hancock Life Insurance Co., 144a, 7.375%, 2/15/24	5,506,803
1,500,000	Metropolitan Life Insurance Co., 144a, 7.875%, 2/15/24	1,501,712
6,050,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	5,842,329
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,459,233
		24,203,162

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 21.7% (Continued)
	Consumer Discretionary — 3.8%
$ 7,500,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.600%, 8/8/25	$ 7,549,594
6,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	5,995,842
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	4,945,007
		18,490,443
	Industrials — 3.1%
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,340,452
4,000,000	Timken Co. (The), 3.875%, 9/1/24	3,943,287
6,700,000	WRKCo, Inc., 3.000%, 9/15/24	6,571,984
		14,855,723
	Consumer Staples — 2.6%
2,000,000	Coca-Cola Europacific Partners PLC (United Kingdom), 144a, 0.800%, 5/3/24	1,962,062
5,000,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.125%, 7/26/24	4,917,138
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,490,666
		12,369,866
	Utilities — 2.4%
4,000,000	American Electric Power Co., Inc., 2.031%, 3/15/24	3,967,142
2,000,000	Jersey Central Power & Light Co., 144a, 4.700%, 4/1/24	1,992,753
6,000,000	Metropolitan Edison Co., 144a, 4.000%, 4/15/25	5,855,948
		11,815,843
	Information Technology — 2.2%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,940,433
1,500,000	NXP BV / NXP Funding LLC (China), 4.875%, 3/1/24	1,497,097
5,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	4,989,700
		10,427,230
	Energy — 1.6%
1,000,000	ANR Pipeline Co., 7.375%, 2/15/24	1,001,140
1,000,000	Boardwalk Pipelines LP, 4.950%, 12/15/24	992,435
5,574,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	5,542,011
		7,535,586
	Communication Services — 1.0%
4,692,000	Sprint LLC, 7.125%, 6/15/24	4,712,288
	Total Corporate Bonds	$104,410,141
	Commercial Mortgage-Backed Securities — 19.8%
5,319,315	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (TSFR1M + 3.222%), 8.581%, 4/15/37(A)	5,160,129
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (TSFR1M + 1.497%), 6.859%, 9/15/32(A)	4,726,640
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 6.909%, 7/15/35(A)	8,082,003
2,295,000	BPR Trust, Ser 2021-KEN, Class A, 144a, (TSFR1M + 1.364%), 6.726%, 2/15/29(A)	2,291,298
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (TSFR1M + 2.064%), 7.426%, 2/15/29(A)	8,871,855
8,495,000	BXMT LTD (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 6.626%, 2/15/38(A)	8,078,843
4,401,797	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 6.376%, 2/15/38(A)	4,217,750
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 6.259%, 11/15/34(A)	6,494,399
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (TSFR1M + 1.497%), 7.109%, 12/15/37(A)	2,672,825
5,695,000	CGDB Commercial Mortgage Trust, Ser 2019-MOB, Class A, 144a, (TSFR1M +1.064%), 6.426%, 11/15/36(A)	5,590,154
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.8% (Continued)
$ 579,064	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	$ 557,691
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)	56
6,991,958	COMM Mortgage Trust, Ser 2013-CR8, Class B, 144a, 3.599%, 6/10/46(A)(B)	6,462,400
4,926,000	COMM Mortgage Trust, Ser 2014-LC17, Class A5, 3.917%, 10/10/47	4,843,003
31,908,943	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.041%, 6/10/47(A)(B)(C)	6,573
1,187,073	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (Prime Rate -2.306%), 6.194%, 7/15/32(A)	1,132,851
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (TSFR1M + 0.997%), 6.359%, 12/15/30(A)	5,752,847
5,451,508	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (TSFR1M + 1.184%), 6.546%, 5/15/35(A)	5,382,717
4,443,000	Great Wolf Trust, Ser 2019-WOLF, Class A, 144a, (TSFR1M +1.148%), 6.710%, 12/15/36(A)	4,426,126
683,119	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	478,730
2,963,863	GS Mortgage Securities Corp. Trust, Ser 2018-HART, Class A, 144a, (TSFR1M + 1.143%), 6.513%, 10/15/31(A)	2,698,573
722,137	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Class AS, 3.216%, 4/15/46	662,560
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,062,847
713,716	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Class C, 144a, (TSFR1M + 1.407%), 6.769%, 7/15/36(A)	697,088
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 6.259%, 8/15/33(A)	4,685,161
197,652	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	191,011
	Total Commercial Mortgage-Backed Securities	$95,226,130
	Non-Agency Collateralized Mortgage Obligations — 11.4%
488,626	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 4.828%, 4/25/33(A)(B)††	484,419
104,895	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	91,657
6,809,354	Cascade Funding Mortgage Trust, Ser 2021-HB6, Class A, 144a, 0.898%, 6/25/36(A)(B)	6,497,010
3,194,024	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	3,029,136
3,548,583	CFMT LLC, Ser 2021-HB7, Class A, 144a, 1.151%, 10/27/31(A)(B)	3,425,845
873,950	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	861,814
2,361	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	2,331
8,438,148	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	8,173,547
1,107,616	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 5.615%, 10/25/33(A)(B)	1,081,977
49,721	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.856%, 6/25/36(A)(B)	35,830
2,289,348	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	2,203,381
33,431	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 5.688%, 12/25/34(A)(B)	31,609

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 11.4% (Continued)
$ 14,269	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 7.553%, 12/25/32(A)	$ 13,557
437,002	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	429,641
190,898	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	156,900
7,258,821	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	6,381,268
1,401,160	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.509%, 6/25/43(A)(B)	1,326,753
1,121,295	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	1,033,292
5,681,417	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	5,277,997
2,607,921	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	2,468,867
2,020,820	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.676%, 11/25/60(A)(B)	1,991,215
194,827	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(A)(B)	194,014
5,519,640	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	5,417,232
4,577,877	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	4,304,453
	Total Non-Agency Collateralized Mortgage Obligations	$54,913,745
	Commercial Paper — 6.4%
20,000,000	Ameren Illinois, Co., 5.403%, 1/2/24(D)	19,987,943
10,800,000	Peoples Gas Light and Coke Co,, 5.405%, 1/4/24(D)	10,790,231
	Total Commercial Paper	$30,778,174
	Municipal Bonds — 1.2%
	Other Territory — 1.1%
835,000	Taxable Municipal Funding Trust, Rev., 144a, 5.630%, 5/15/56(A)(B)	835,000
1,949,000	Taxable Municipal Funding Trust, Rev., 144a, 5.630%, 12/15/25(A)(B)	1,949,000
2,400,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 5.630%, 9/1/30(A)(B)	2,400,000
		5,184,000
	California — 0.1%
380,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 5.780%, 9/1/41(A)(B)	380,000
	Total Municipal Bonds	$5,564,000
	U.S. Government Mortgage-Backed Obligations — 0.8%
91,292	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 5.633%, 3/1/36(A)	91,532
73,919	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 6.328%, 11/1/36(A)	75,275
28,060	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 6.175%, 8/1/37(A)	28,236
78,913	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 6.290%, 7/1/35(A)	78,398
32,663	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 5.644%, 1/1/36(A)	33,245
80,327	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 5.937%, 9/1/36(A)	82,674
60,528	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 6.038%, 12/1/36(A)	60,490
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 40,975	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 5.238%, 4/1/37(A)	$ 40,923
53,333	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 6.176%, 11/1/36(A)	54,291
105,453	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.832%, 4/1/34(A)	107,603
35,845	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 6.293%, 11/1/36(A)	36,707
54,520	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 5.808%, 4/1/35(A)	54,063
129,267	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 5.534%, 4/1/37(A)	130,925
258,978	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 5.190%, 1/1/36(A)	263,868
3,691	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,810
4,950	FHLMC, Pool #C03505, 5.500%, 6/1/40	5,109
13,671	FHLMC, Pool #G01840, 5.000%, 7/1/35	13,926
40,429	FNMA, Pool #254868, 5.000%, 9/1/33	41,103
8,120	FNMA, Pool #256272, 5.500%, 6/1/26	8,157
20,152	FNMA, Pool #256852, 6.000%, 8/1/27	20,477
5,353	FNMA, Pool #323832, 7.500%, 7/1/29	5,461
14,936	FNMA, Pool #665773, 7.500%, 6/1/31	14,924
45,931	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 4.947%, 1/1/40(A)	45,286
50,021	FNMA, Pool #725424, 5.500%, 4/1/34	51,552
190,269	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 4.739%, 4/1/34(A)	188,462
7,813	FNMA, Pool #735484, 5.000%, 5/1/35	7,948
38,624	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 4.039%, 1/1/35(A)	38,521
155,204	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 7.052%, 1/1/35(A)	157,181
50,576	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 4.202%, 4/1/35(A)	49,902
55,254	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 7.425%, 5/1/35(A)	56,144
29,202	FNMA, Pool #889060, 6.000%, 1/1/38	31,274
29,716	FNMA, Pool #889061, 6.000%, 1/1/38	31,065
1,921	FNMA, Pool #889382, 5.500%, 4/1/38	1,980
63,280	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 4.955%, 4/1/36(A)	65,150
18,301	FNMA, Pool #960376, 5.500%, 12/1/37	18,862
3,116	FNMA, Pool #AD0941, 5.500%, 4/1/40	3,212
21,958	FNMA, Pool #AE0363, 5.000%, 7/1/37	22,336
28,533	FNMA, Pool #AE5441, 5.000%, 10/1/40	28,999
15,549	FNMA, Pool #AI6588, 4.000%, 7/1/26	15,271
29,486	FNMA, Pool #AI8506, 4.000%, 8/1/26	29,059
39,084	FNMA, Pool #AL0211, 5.000%, 4/1/41	39,743
199,310	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 5.480%, 4/1/36(A)	204,852
86,824	FNMA, Pool #AL0543, 5.000%, 7/1/41	88,246
36,328	FNMA, Pool #AL1105, 4.500%, 12/1/40	36,322
9,191	FNMA, Pool #AL2591, 5.500%, 5/1/38	9,175
195,017	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 5.202%, 9/1/37(A)	197,089
507,039	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 7.289%, 2/1/37(A)	515,978
132,771	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 3.625%, 2/20/34(A)	133,541
58,513	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 3.875%, 4/20/34(A)	58,173

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 135,357	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.625%, 8/20/34(A)	$ 133,781
135,033	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 3.625%, 3/20/41(A)	136,689
18,442	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 2.750%, 11/20/44(A)	17,707
182,671	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 2.750%, 12/20/44(A)	181,100
	Total U.S. Government Mortgage-Backed Obligations	$3,845,797
	U.S. Government Agency Obligations — 0.2%
31,637	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 6.000%, 4/25/28(A)	31,196
1,100,000	United States International Development Finance Corp., 5.530%, 5/15/26(A)(B)	1,100,000
	Total U.S. Government Agency Obligations	$1,131,196
	Agency Collateralized Mortgage Obligations — 0.2%
89,757,704	FHLMC Multifamily Structured Pass Through Certificates, Ser K038, Class X1, 1.051%, 3/25/24(A)(B)(C)	48,541
56,770,287	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.649%, 9/25/24(A)(B)(C)	169,011
108,789	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 5.853%, 3/15/34(A)	108,399
354,964	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	335,075
21,002	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	20,329
10,504	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	10,277
77,647	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 5.952%, 9/25/33(A)	77,636
153,639	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	149,315
20,908	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	19,972
8,014	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	7,814
	Total Agency Collateralized Mortgage Obligations	$946,369
Shares
	Short-Term Investment Fund — 0.0%
57,184	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	57,184
	Total Investment Securities—99.6% (Cost $486,854,086)	$478,985,058
	Other Assets in Excess of Liabilities — 0.4%	1,811,844
	Net Assets — 100.0%	$480,796,902
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD LIBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – Refinitiv USD LIBOR Consumer Cash Fallbacks Term Six months
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $370,963,967 or 77.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$182,112,322	$—	$182,112,322
Corporate Bonds	—	104,410,141	—	104,410,141
Commercial Mortgage-Backed Securities	—	95,226,130	—	95,226,130
Non-Agency Collateralized Mortgage Obligations	—	54,913,745	—	54,913,745
Commercial Paper	—	30,778,174	—	30,778,174
Municipal Bonds	—	5,564,000	—	5,564,000
U.S. Government Mortgage-Backed Obligations	—	3,845,797	—	3,845,797
U.S. Government Agency Obligations	—	1,131,196	—	1,131,196
Agency Collateralized Mortgage Obligations	—	946,369	—	946,369
Short-Term Investment Fund	57,184	—	—	57,184
Total	$57,184	$478,927,874	$—	$478,985,058
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
December 31, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended December 31, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.

Notes to Portfolios of Investments (Unaudited) (Continued)
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.